Pioneer Strategic Income Fund
Schedule of Investments  |  June 30, 2023

A: PSRAX	C: PSRCX	K: STRKX	R: STIRX	Y: STRYX

Schedule of Investments  |  6/30/23
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 98.5%
	Senior Secured Floating Rate Loan Interests — 0.6% of Net Assets*(a)
	Chemicals-Diversified — 0.1%
1,896,000	LSF11 A5 HoldCo LLC, Term Loan, 8.717% (Term SOFR + 350 bps), 10/15/28	$ 1,869,634
	Total Chemicals-Diversified	$1,869,634

	Electronic Composition — 0.0%†
1,351,589	Energy Acquisition LP, First Lien Initial Term Loan, 9.614% (Term SOFR + 425 bps), 6/26/25	$ 1,262,046
	Total Electronic Composition	$1,262,046

	Finance-Special Purpose Banks — 0.1%
2,516,436	Bank of Industry, Ltd., Facility, 11.511% (Term SOFR + 600 bps), 12/11/23	$ 2,519,581
	Total Finance-Special Purpose Banks	$2,519,581

	Medical-Wholesale Drug Distribution — 0.1%
3,290,625	Owens & Minor, Inc., Term B-1 Loan, 8.952% (Term SOFR + 375 bps), 3/29/29	$ 3,292,682
	Total Medical-Wholesale Drug Distribution	$3,292,682

	Metal Processors & Fabrication — 0.2%
4,386,862	Grinding Media, Inc. (Molycop, Ltd.), First Lien Initial Term Loan, 9.199% (Term SOFR + 400 bps), 10/12/28	$ 4,282,674
1,057,757	WireCo WorldGroup, Inc., Initial Term Loan, 9.50% (LIBOR + 425 bps), 11/13/28	1,055,774
	Total Metal Processors & Fabrication	$5,338,448

	Oil-Field Services — 0.0%†
299,957	ProFrac Holdings II LLC, Term Loan, 12.42% (Term SOFR + 725 bps), 3/4/25	$ 300,707
	Total Oil-Field Services	$300,707

	Recreational Centers — 0.1%
2,711,800	Fitness International LLC, Term B Loan, 8.445% (Term SOFR + 325 bps), 4/18/25	$ 2,702,477
	Total Recreational Centers	$2,702,477

1Pioneer Strategic Income Fund |  | 6/30/23

Principal Amount USD ($)		Value
	Retail — 0.0%†
900,480	Staples, Inc., 2019 Refinancing New Term B-2 Loan, 9.799% (LIBOR + 450 bps), 9/12/24	$ 891,569
	Total Retail	$891,569

	Total Senior Secured Floating Rate Loan Interests (Cost $18,236,734)	$18,177,144

Shares
	Common Stocks — 0.1% of Net Assets
	Household Durables — 0.0%†
1,018,282(b)	Desarrolladora Homex SAB de CV	$ 773
	Total Household Durables	$773

	Oil, Gas & Consumable Fuels — 0.0%†
9,565,478(b)	Ascent CNR Corp., Class A	$ 956,548
336(b)	Frontera Energy Corp.	2,809
	Total Oil, Gas & Consumable Fuels	$959,357

	Paper & Forest Products — 0.0%†
162,828+	Emerald Plantation Holdings, Ltd.	$ —
	Total Paper & Forest Products	$—

	Passenger Airlines — 0.1%
128,171(b)+	Grupo Aeromexico SAB de CV	$ 1,497,587
	Total Passenger Airlines	$1,497,587

	Total Common Stocks (Cost $2,712,800)	$2,457,717

Principal Amount USD ($)
	Asset Backed Securities — 7.1% of Net Assets
500,000	321 Henderson Receivables III LLC, Series 2008-1A, Class C, 9.36%, 1/15/48 (144A)	$ 497,167
500,000	321 Henderson Receivables III LLC, Series 2008-1A, Class D, 10.81%, 1/15/50 (144A)	508,295
Pioneer Strategic Income Fund |  | 6/30/232

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
4,000,000(a)	522 Funding CLO, Ltd., Series 2019-4A, Class E, 12.25% (3 Month USD LIBOR + 700 bps), 4/20/30 (144A)	$ 3,502,580
4,750,000(a)	522 Funding CLO, Ltd., Series 2019-5A, Class ER, 11.746% (3 Month Term SOFR + 676 bps), 4/15/35 (144A)	4,065,420
3,500,000	A10 Bridge Asset Financing LLC, Series 2019-B, Class D, 4.523%, 8/15/40 (144A)	3,303,981
584,554	Accelerated Assets LLC, Series 2018-1, Class B, 4.51%, 12/2/33 (144A)	559,973
826,346	Accelerated Assets LLC, Series 2018-1, Class C, 6.65%, 12/2/33 (144A)	798,505
1,000,000	Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class E, 5.02%, 12/20/28 (144A)	882,120
1,413,000	Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class E, 9.32%, 10/22/29 (144A)	1,358,538
5,250,000	Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class D, 7.48%, 7/22/30 (144A)	5,226,641
3,975,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class D, 7.393% (1 Month USD LIBOR + 220 bps), 8/15/34 (144A)	3,672,785
5,400,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL4, Class E, 8.593% (1 Month USD LIBOR + 340 bps), 11/15/36 (144A)	4,964,301
2,000,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2022-1A, Class D, 7.38%, 9/17/29 (144A)	1,841,022
1,054,000(c)	B2R Mortgage Trust, Series 2015-1, Class D, 4.831%, 5/15/48 (144A)	1,021,301
3,295,000(a)	Battalion CLO IX, Ltd., Series 2015-9A, Class ER, 11.51% (3 Month USD LIBOR + 625 bps), 7/15/31 (144A)	2,588,786
1,600,000(a)	Benefit Street Partners CLO XIX, Ltd., Series 2019-19A, Class D, 9.06% (3 Month USD LIBOR + 380 bps), 1/15/33 (144A)	1,536,056
3,983,603	Blackbird Capital Aircraft, Series 2021-1A, Class B, 3.446%, 7/15/46 (144A)	3,286,473
3Pioneer Strategic Income Fund |  | 6/30/23

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
3,000,000(a)	Carlyle US CLO, Ltd., Series 2019-4A, Class CR, 8.186% (3 Month Term SOFR + 320 bps), 4/15/35 (144A)	$ 2,763,546
2,150,000	Cascade MH Asset Trust, Series 2021-MH1, Class B1, 4.573%, 2/25/46 (144A)	1,720,920
4,000,000(c)	Cascade MH Asset Trust, Series 2021-MH1, Class B3, 7.711%, 2/25/46 (144A)	3,125,910
4,250,000(a)	Catskill Park CLO, Ltd., Series 2017-1A, Class D, 11.25% (3 Month USD LIBOR + 600 bps), 4/20/29 (144A)	3,593,005
7,465,000	Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2, 4.94%, 1/25/52 (144A)	5,100,712
2,500,000	Commercial Equipment Finance LLC, Series 2021-A, Class D, 6.49%, 12/17/29 (144A)	2,330,808
70,511	Commonbond Student Loan Trust, Series 2017-BGS, Class C, 4.44%, 9/25/42 (144A)	58,699
4,155,000	Continental Credit Card ABS LLC, Series 2019-1A, Class C, 6.16%, 8/15/26 (144A)	3,898,910
6,550,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class C, 9.33%, 10/15/30 (144A)	5,947,621
3,000,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class D, 12.42%, 10/15/30 (144A)	2,620,428
1,000,000	Crossroads Asset Trust, Series 2021-A, Class E, 5.48%, 1/20/28 (144A)	954,915
2,300,000	DataBank Issuer, Series 2021-1A, Class C, 4.43%, 2/27/51 (144A)	1,795,096
976,902	Diamond Resorts Owner Trust, Series 2019-1A, Class C, 4.02%, 2/20/32 (144A)	921,689
6,000,000	ExteNet LLC, Series 2019-1A, Class C, 5.219%, 7/26/49 (144A)	5,666,509
9,460,000(c)	Finance of America HECM Buyout, Series 2022-HB1, Class M6, 9.317%, 2/25/32 (144A)	7,564,827
1,000,000(a)	First Eagle BSL CLO, Ltd., Series 2019-1A, Class C, 9.60% (3 Month USD LIBOR + 435 bps), 1/20/33 (144A)	917,353
3,000,000(a)	First Eagle BSL CLO, Ltd., Series 2019-1A, Class D, 12.95% (3 Month USD LIBOR + 770 bps), 1/20/33 (144A)	2,622,426
Pioneer Strategic Income Fund |  | 6/30/234

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
5,500,000	Four Seas LP, Series 2017-1A, Class A2, 5.927%, 8/28/27 (144A)	$ 4,897,322
17,419(c)	Gold Key Resorts LLC, Series 2014-A, Class C, 5.87%, 3/17/31 (144A)	17,236
5,022,000(a)	Goldentree Loan Management US CLO 2, Ltd., Series 2017-2A, Class E, 9.95% (3 Month USD LIBOR + 470 bps), 11/28/30 (144A)	4,547,285
4,250,000(a)	Goldentree Loan Management US CLO 6, Ltd., Series 2019-6A, Class DR, 8.148% (3 Month Term SOFR + 310 bps), 4/20/35 (144A)	3,910,956
1,250,000(a)	Gulf Stream Meridian 3, Ltd., Series 2021-IIIA, Class D, 12.01% (3 Month USD LIBOR + 675 bps), 4/15/34 (144A)	1,124,439
10,000,000	Hertz Vehicle Financing III LP, Series 2021-2A, Class D, 4.34%, 12/27/27 (144A)	8,570,519
10,021,500	HOA Funding LLC - HOA, Series 2021-1A, Class A2, 4.723%, 8/20/51 (144A)	8,224,936
594,248	Home Partners of America Trust, Series 2019-1, Class F, 4.101%, 9/17/39 (144A)	515,047
3,175,000(a)	ICG US CLO, Ltd., Series 2016-1A, Class DRR, 12.739% (3 Month USD LIBOR + 744 bps), 4/29/34 (144A)	2,453,907
2,250,000(a)	ICG US CLO, Ltd., Series 2021-1A, Class E, 11.59% (3 Month USD LIBOR + 633 bps), 4/17/34 (144A)	1,982,587
397,596	JG Wentworth XXII LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (144A)	390,424
3,070,000	JPMorgan Chase Bank N.A. - CACLN, Series 2021-2, Class F, 4.393%, 12/26/28 (144A)	2,838,257
4,025,000(a)	MF1, Ltd., Series 2021-FL7, Class D, 7.707% (1 Month USD LIBOR + 255 bps), 10/16/36 (144A)	3,744,993
7,500,000(a)	MF1, Ltd., Series 2021-FL7, Class E, 7.957% (1 Month USD LIBOR + 280 bps), 10/16/36 (144A)	6,904,260
2,218,709	Mosaic Solar Loan Trust, Series 2019-2A, Class D, 6.18%, 9/20/40 (144A)	2,123,183
3,375,273	Mosaic Solar Loan Trust, Series 2021-1A, Class D, 3.71%, 12/20/46 (144A)	2,908,087
5Pioneer Strategic Income Fund |  | 6/30/23

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
5,000,000(a)	Neuberger Berman CLO XVII, Ltd., Series 2014-17A, Class ER2, 12.473% (3 Month USD LIBOR + 720 bps), 4/22/29 (144A)	$ 4,405,410
4,500,000(a)	Newark BSL CLO 1, Ltd., Series 2016-1A, Class DR, 11.59% (3 Month Term SOFR + 651 bps), 12/21/29 (144A)	3,850,294
5,950,000	NMEF Funding LLC, Series 2022-B, Class C, 8.54%, 6/15/29 (144A)	5,937,575
1,119,000	Octane Receivables Trust, Series 2020-1A, Class D, 5.45%, 3/20/28 (144A)	1,084,485
1,622,776	Orange Lake Timeshare Trust, Series 2019-A, Class D, 4.93%, 4/9/38 (144A)	1,509,129
5,600,000(a)	Palmer Square Loan Funding, Ltd., Series 2020-1A, Class D, 10.229% (3 Month USD LIBOR + 485 bps), 2/20/28 (144A)	5,541,536
1,900,000(a)	Palmer Square Loan Funding, Ltd., Series 2022-1A, Class C, 7.586% (3 Month Term SOFR + 260 bps), 4/15/30 (144A)	1,857,237
6,400,000	PEAR LLC, Series 2021-1, Class B, 0.000%, 1/15/34 (144A)	4,423,680
4,300,000	PG Receivables Finance, Series 2020-1, Class C, 5.44%, 7/20/25 (144A)	4,205,434
745,000	Post Road Equipment Finance, Series 2021-1A, Class E, 4.36%, 3/15/29 (144A)	718,350
5,000,000(a)	Race Point VIII CLO, Ltd., Series 2013-8A, Class DR2, 8.879% (3 Month USD LIBOR + 350 bps), 2/20/30 (144A)	4,755,305
9,600,000	Republic Finance Issuance Trust, Series 2021-A, Class D, 5.23%, 12/22/31 (144A)	7,935,805
1,500,000	Rosy Blue Carat SCS, Series 2018-1, Class A1R, 8.481%, 3/15/30 (144A)	1,529,550
9,550,000	Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class F, 11.91%, 8/16/32 (144A)	9,271,103
1,066,737	Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class D, 4.75%, 1/20/36 (144A)	1,019,373
944,049	Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class D, 6.59%, 7/20/37 (144A)	901,348
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Schedule of Investments  |  6/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
3,500,000(a)	Signal Peak CLO 2 LLC, Series 2015-1A, Class DR2, 8.10% (3 Month USD LIBOR + 285 bps), 4/20/29 (144A)	$ 3,319,235
4,750,000(a)	Sound Point CLO XXI, Ltd., Series 2018-3A, Class C, 8.568% (3 Month USD LIBOR + 330 bps), 10/26/31 (144A)	4,035,424
3,000,000(a)	Sound Point CLO XXVIII, Ltd., Series 2020-3A, Class E, 12.155% (3 Month USD LIBOR + 690 bps), 1/25/32 (144A)	2,519,766
5,000,000(c)	Towd Point HE Trust, Series 2021-HE1, Class M2, 2.50%, 2/25/63 (144A)	4,327,260
2,750,000	Tricolor Auto Securitization Trust, Series 2021-1A, Class F, 5.08%, 5/15/28 (144A)	2,599,426
4,250,000	Tricon American Homes Trust, Series 2020-SFR2, Class E1, 2.73%, 11/17/39 (144A)	3,601,909
1,000,000	Upstart Securitization Trust, Series 2021-1, Class C, 4.06%, 3/20/31 (144A)	951,976
1,294,000	VFI ABS LLC, Series 2022-1A, Class D, 6.68%, 11/26/29 (144A)	1,220,951
930,276	Westgate Resorts LLC, Series 2020-1A, Class C, 6.213%, 3/20/34 (144A)	917,173
2,941,328	Westgate Resorts LLC, Series 2022-1A, Class C, 2.488%, 8/20/36 (144A)	2,754,329
1,857,681	Westgate Resorts LLC, Series 2022-1A, Class D, 3.838%, 8/20/36 (144A)	1,721,204
4,000,000(a)	Whitebox CLO II, Ltd., Series 2020-2A, Class ER, 12.373% (3 Month USD LIBOR + 710 bps), 10/24/34 (144A)	3,553,804
	Total Asset Backed Securities (Cost $263,740,314)	$236,838,827

	Collateralized Mortgage Obligations—13.7% of Net Assets
5,970,020(c)	Bayview MSR Opportunity Master Fund Trust, Series 2021-2, Class A8, 2.50%, 6/25/51 (144A)	$ 3,958,998
2,120,000(a)	Bellemeade Re, Ltd., Series 2019-1A, Class B1, 9.15% (1 Month USD LIBOR + 400 bps), 3/25/29 (144A)	2,143,260
2,998,111(a)	Bellemeade Re, Ltd., Series 2019-1A, Class M2, 7.85% (1 Month USD LIBOR + 270 bps), 3/25/29 (144A)	3,019,899
7Pioneer Strategic Income Fund |  | 6/30/23

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
840,000(a)	Bellemeade Re, Ltd., Series 2020-3A, Class B1, 11.50% (1 Month USD LIBOR + 635 bps), 10/25/30 (144A)	$ 871,389
1,450,000(a)	Bellemeade Re, Ltd., Series 2020-4A, Class B1, 10.15% (1 Month USD LIBOR + 500 bps), 6/25/30 (144A)	1,487,828
8,062,000(c)	BINOM Securitization Trust, Series 2022-RPL1, Class M3, 3.00%, 2/25/61 (144A)	5,379,358
3,162,831(c)	Brean Asset Backed Securities Trust, Series 2021-RM1, Class A, 1.40%, 10/25/63 (144A)	2,686,224
2,577,189	Brean Asset Backed Securities Trust, Series 2021-RM2, Class M1, 1.75%, 10/25/61 (144A)	2,084,688
3,342,505(c)	Cascade Funding Mortgage Trust, Series 2019-RM3, Class C, 4.00%, 6/25/69 (144A)	2,924,651
1,250,000(c)	CFMT LLC, Series 2021-HB5, Class M4, 5.683%, 2/25/31 (144A)	1,142,834
12,000,000(c)	CFMT LLC, Series 2021-HB7, Class M4, 5.072%, 10/27/31 (144A)	10,759,744
2,596,035(c)	CIM Trust, Series 2021-J2, Class B2, 2.672%, 4/25/51 (144A)	1,857,642
3,081,636(c)	CIM Trust, Series 2021-J2, Class B3, 2.672%, 4/25/51 (144A)	2,071,649
5,264,850(c)	Citigroup Mortgage Loan Trust, Series 2018-RP3, Class B2, 3.25%, 3/25/61 (144A)	3,461,972
8,686,378(c)	Citigroup Mortgage Loan Trust, Series 2021-INV2, Class B1W, 2.989%, 5/25/51 (144A)	6,800,257
2,029,190(c)	Citigroup Mortgage Loan Trust, Inc., Series 2018-RP1, Class B2, 3.197%, 9/25/64 (144A)	1,431,306
3,920,000(a)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 1M2, 8.80% (1 Month USD LIBOR + 365 bps), 2/25/40 (144A)	4,042,500
4,940,000(a)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 2M2, 8.80% (1 Month USD LIBOR + 365 bps), 2/25/40 (144A)	5,126,409
16,450,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2B1, 9.567% (SOFR30A + 450 bps), 1/25/42 (144A)	16,511,623
Pioneer Strategic Income Fund |  | 6/30/238

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
542,947(c)	CSFB Mortgage-Backed Pass-Through Certificates, Series 2003-17, Class B1, 5.50%, 6/25/33	$ 5
2,638,958(c)	CSMC, Series 2021-RPL2, Class M3, 3.561%, 1/25/60 (144A)	1,800,542
11,200,000(a)	Eagle Re, Ltd., Series 2019-1, Class B1, 9.65% (1 Month USD LIBOR + 450 bps), 4/25/29 (144A)	11,495,852
8,727,996(a)(d)	Federal Home Loan Mortgage Corp. REMICs, Series 4087, Class SB, 0.837% (1 Month USD LIBOR + 603 bps), 7/15/42	753,882
4,739,435(a)(d)	Federal Home Loan Mortgage Corp. REMICs, Series 4091, Class SH, 1.357% (1 Month USD LIBOR + 655 bps), 8/15/42	528,586
2,269,830(d)	Federal Home Loan Mortgage Corp. REMICs, Series 4999, Class QI, 4.00%, 5/25/50	410,737
2,791,719(d)	Federal Home Loan Mortgage Corp. REMICs, Series 5067, Class GI, 4.00%, 12/25/50	529,537
143,447	Federal National Mortgage Association REMICs, Series 2009-36, Class HX, 4.50%, 6/25/29	140,652
2,552,118(a)(d)	Federal National Mortgage Association REMICs, Series 2012-14, Class SP, 1.40% (1 Month USD LIBOR + 655 bps), 8/25/41	160,533
1,891,321(a)(d)	Federal National Mortgage Association REMICs, Series 2018-43, Class SM, 1.05% (1 Month USD LIBOR + 620 bps), 6/25/48	168,124
2,200,600(a)(d)	Federal National Mortgage Association REMICs, Series 2019-33, Class S, 0.90% (1 Month USD LIBOR + 605 bps), 7/25/49	125,243
1,795,060(a)(d)	Federal National Mortgage Association REMICs, Series 2019-41, Class PS, 0.90% (1 Month USD LIBOR + 605 bps), 8/25/49	187,090
1,727,637(a)(d)	Federal National Mortgage Association REMICs, Series 2019-41, Class SM, 0.90% (1 Month USD LIBOR + 605 bps), 8/25/49	177,906
2,011,808(d)	Federal National Mortgage Association REMICs, Series 2020-83, Class EI, 4.00%, 11/25/50	400,436
7,661,863(e)	Finance of America Structured Securities Trust, Series 2021-S2, Class A2, 1.75%, 9/25/71 (144A)	7,152,064
9Pioneer Strategic Income Fund |  | 6/30/23

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
14,198,138(e)	Finance of America Structured Securities Trust, Series 2021-S3, Class A2, 2.25%, 12/28/26 (144A)	$ 12,440,622
219,606,914(c)(d)	Flagstar Mortgage Trust, Series 2021-4, Class AX1, 0.206%, 6/1/51 (144A)	2,205,776
5,691,988(c)	Flagstar Mortgage Trust, Series 2021-7, Class B3, 2.932%, 8/25/51 (144A)	3,762,413
2,160,424(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA3, Class B1, 10.25% (1 Month USD LIBOR + 510 bps), 6/25/50 (144A)	2,325,156
5,991,705(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA4, Class B1, 11.15% (1 Month USD LIBOR + 600 bps), 8/25/50 (144A)	6,654,343
3,585,000(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA5, Class B1, 9.867% (SOFR30A + 480 bps), 10/25/50 (144A)	3,861,844
2,910,000(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA6, Class B1, 8.067% (SOFR30A + 300 bps), 12/25/50 (144A)	2,868,340
2,630,000(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA6, Class B2, 10.717% (SOFR30A + 565 bps), 12/25/50 (144A)	2,589,714
1,140,567(a)	Freddie Mac STACR REMIC Trust, Series 2020-HQA2, Class M2, 8.25% (1 Month USD LIBOR + 310 bps), 3/25/50 (144A)	1,169,757
2,670,000(a)	Freddie Mac STACR REMIC Trust, Series 2020-HQA3, Class B2, 15.15% (1 Month USD LIBOR + 1,000 bps), 7/25/50 (144A)	3,324,923
2,998,007(a)	Freddie Mac STACR REMIC Trust, Series 2020-HQA4, Class B1, 10.40% (1 Month USD LIBOR + 525 bps), 9/25/50 (144A)	3,196,705
2,650,000(a)	Freddie Mac STACR REMIC Trust, Series 2020-HQA4, Class B2, 14.55% (1 Month USD LIBOR + 940 bps), 9/25/50 (144A)	3,183,648
4,200,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-HQA4, Class B1, 8.817% (SOFR30A + 375 bps), 12/25/41 (144A)	4,000,500
Pioneer Strategic Income Fund |  | 6/30/2310

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
9,485,000(a)	Freddie Mac STACR REMIC Trust, Series 2022-DNA2, Class B1, 9.817% (SOFR30A + 475 bps), 2/25/42 (144A)	$ 9,437,589
2,670,000(a)	Freddie Mac STACR REMIC Trust, Series 2022-HQA1, Class M2, 10.317% (SOFR30A + 525 bps), 3/25/42 (144A)	2,763,450
5,510,000(a)	Freddie Mac STACR Trust, Series 2019-HRP1, Class B1, 9.20% (1 Month USD LIBOR + 405 bps), 2/25/49 (144A)	5,647,694
4,110,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B1, 9.067% (SOFR30A + 400 bps), 11/25/50 (144A)	4,192,200
6,250,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B2, 12.467% (SOFR30A + 740 bps), 11/25/50 (144A)	6,678,384
171,915	Global Mortgage Securitization, Ltd., Series 2004-A, Class B2, 5.25%, 11/25/32 (144A)	2
1,131,103	Government National Mortgage Association, Series 2009-83, Class EB, 4.50%, 9/20/39	1,108,448
107,923	Government National Mortgage Association, Series 2012-130, Class PA, 3.00%, 4/20/41	106,704
2,035,465(a)(d)	Government National Mortgage Association, Series 2019-103, Class SB, 0.904% (1 Month USD LIBOR + 605 bps), 8/20/49	163,344
10,168,760(d)	Government National Mortgage Association, Series 2019-110, Class PI, 3.50%, 9/20/49	1,560,860
16,891,739(a)(d)	Government National Mortgage Association, Series 2019-117, Class SB, 8.496% (1 Month USD LIBOR + 342 bps), 9/20/49	201,831
24,064,778(d)	Government National Mortgage Association, Series 2019-128, Class IB, 3.50%, 10/20/49	3,783,048
24,241,581(d)	Government National Mortgage Association, Series 2019-128, Class ID, 3.50%, 10/20/49	2,978,005
11,088,465(d)	Government National Mortgage Association, Series 2019-159, Class CI, 3.50%, 12/20/49	1,853,302
1,964,553(d)	Government National Mortgage Association, Series 2020-15, Class IM, 3.50%, 2/20/50	312,865
4,704,584(d)	Government National Mortgage Association, Series 2020-7, Class CI, 3.50%, 1/20/50	949,511
11Pioneer Strategic Income Fund |  | 6/30/23

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
14,104,504(a)(d)	Government National Mortgage Association, Series 2020-9, Class SA, 3.35% (1 Month USD LIBOR + 335 bps), 1/20/50	$ 256,749
2,473,119(c)	GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ3, Class B4, 3.975%, 3/25/50 (144A)	2,004,980
1,490,000(c)	GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ3, Class B5, 3.975%, 3/25/50 (144A)	908,337
4,900,000(c)	GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class B1, 2.75%, 12/25/60 (144A)	3,641,500
9,640,000(c)	GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ4, Class A33, 3.00%, 9/25/52 (144A)	6,690,346
2,534,346(c)	GS Mortgage-Backed Securities Trust, Series 2021-PJ9, Class B3, 2.925%, 2/26/52 (144A)	1,805,934
2,887,934(c)	GS Mortgage-Backed Securities Trust, Series 2022-MM1, Class B3, 2.82%, 7/25/52 (144A)	2,068,154
4,630,566(c)	GS Mortgage-Backed Securities Trust, Series 2022-PJ1, Class B3, 2.823%, 5/28/52 (144A)	3,178,655
1,220,000(a)	Home Re, Ltd., Series 2020-1, Class B1, 12.15% (1 Month USD LIBOR + 700 bps), 10/25/30 (144A)	1,247,014
2,263,553(a)	Home Re, Ltd., Series 2020-1, Class M2, 10.40% (1 Month USD LIBOR + 525 bps), 10/25/30 (144A)	2,294,702
76,948,178(c)(d)	Hundred Acre Wood Trust, Series 2021-INV1, Class AX1, 0.225%, 7/25/51 (144A)	795,613
2,582,511(c)	Hundred Acre Wood Trust, Series 2021-INV1, Class B2, 3.225%, 7/25/51 (144A)	2,043,130
4,350,000(c)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class B2, 4.303%, 9/25/56 (144A)	2,734,101
931,000(c)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class B5, 6.298%, 4/25/46 (144A)	709,407
141,021,933(c)(d)	JP Morgan Mortgage Trust, Series 2021-10, Class AX1, 0.122%, 12/25/51 (144A)	854,015
2,000,000(c)	JP Morgan Mortgage Trust, Series 2021-3, Class A5, 2.50%, 7/25/51 (144A)	1,362,621
Pioneer Strategic Income Fund |  | 6/30/2312

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
6,455,510(c)	JP Morgan Mortgage Trust, Series 2021-7, Class B3, 2.803%, 11/25/51 (144A)	$ 4,383,666
124,961,347(c)(d)	JP Morgan Mortgage Trust, Series 2021-8, Class AX1, 0.123%, 12/25/51 (144A)	714,192
8,280,793(c)	JP Morgan Mortgage Trust, Series 2021-8, Class B3, 2.848%, 12/25/51 (144A)	5,636,300
1,991,091(c)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B3, 2.983%, 10/25/51 (144A)	1,344,094
1,693,758(c)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B4, 2.983%, 10/25/51 (144A)	930,425
4,024,487(c)	JP Morgan Mortgage Trust, Series 2021-INV4, Class B2, 3.221%, 1/25/52 (144A)	3,031,238
4,240,085(c)	JP Morgan Mortgage Trust, Series 2021-INV4, Class B3, 3.221%, 1/25/52 (144A)	2,965,209
4,619,530(c)	JP Morgan Mortgage Trust, Series 2022-3, Class B3, 3.114%, 8/25/52 (144A)	3,332,209
5,650,000(c)	JP Morgan Mortgage Trust, Series 2022-4, Class A5, 3.00%, 10/25/52 (144A)	3,914,236
5,501,406(c)	JP Morgan Mortgage Trust, Series 2022-4, Class B3, 3.257%, 10/25/52 (144A)	3,818,489
5,882,299(c)	JP Morgan Mortgage Trust, Series 2022-5, Class B3, 2.959%, 9/25/52 (144A)	3,939,628
8,531,443(c)	JP Morgan Mortgage Trust, Series 2022-INV1, Class B3, 3.297%, 3/25/52 (144A)	5,927,315
5,576,987(a)	JPMorgan Chase Bank N.A. - CHASE, Series 2020-CL1, Class M3, 8.50% (1 Month USD LIBOR + 335 bps), 10/25/57 (144A)	5,474,924
2,271,062(a)	JPMorgan Chase Bank N.A. - JPMWM, Series 2021-CL1, Class M3, 6.867% (SOFR30A + 180 bps), 3/25/51 (144A)	2,013,025
2,015,168(a)	JPMorgan Chase Bank N.A. - JPMWM, Series 2021-CL1, Class M4, 7.817% (SOFR30A + 275 bps), 3/25/51 (144A)	1,792,513
1,056,077	La Hipotecaria El Salvadorian Mortgage Trust, Series 2016-1A, Class A, 3.358%, 1/15/46 (144A)	971,591
1,991,621	La Hipotecaria Mortgage Trust, Series 2019-2A, Class BBB, 4.75%, 9/29/46 (144A)	1,842,250
287,402(a)	La Hipotecaria Panamanian Mortgage Trust, Series 2010-1GA, Class A, 2.75% (Panamanian Mortgage Reference Rate - 300 bps), 9/8/39 (144A)	273,032
13Pioneer Strategic Income Fund |  | 6/30/23

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
6,511,587	La Hipotecaria Panamanian Mortgage Trust, Series 2021-1, Class GA, 4.35%, 7/13/52 (144A)	$ 5,860,428
3,072,268(c)	Mello Mortgage Capital Acceptance, Series 2021-MTG1, Class B2, 2.648%, 4/25/51 (144A)	2,193,468
3,982,356(c)	Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class B2, 2.669%, 6/25/51 (144A)	2,849,683
8,040,104(c)	Mello Mortgage Capital Acceptance, Series 2022-INV2, Class B3, 3.53%, 4/25/52 (144A)	5,730,731
4,279,628(c)	MFA Trust, Series 2021-AEI2, Class B3, 3.286%, 10/25/51 (144A)	3,117,059
7,172,000(c)	MFA Trust, Series 2021-RPL1, Class M2, 2.855%, 7/25/60 (144A)	5,487,567
2,946,013(c)	Mill City Mortgage Loan Trust, Series 2017-3, Class B2, 3.25%, 1/25/61 (144A)	2,290,497
6,145,000(c)	Mill City Mortgage Loan Trust, Series 2019-GS1, Class M3, 3.25%, 7/25/59 (144A)	4,521,412
1,333,283(c)	Morgan Stanley Residential Mortgage Loan Trust, Series 2021-1, Class B3, 2.942%, 3/25/51 (144A)	955,869
6,175,487(c)	Morgan Stanley Residential Mortgage Loan Trust, Series 2021-2, Class B2, 2.899%, 5/25/51 (144A)	4,546,892
8,298,366(a)	New Residential Mortgage Loan Trust, Series 2020-2A, Class B4A, 5.63% (1 Month USD LIBOR + 250 bps), 10/25/46 (144A)	7,868,159
13,903,950(c)	New Residential Mortgage Loan Trust, Series 2020-RPL1, Class B1, 3.885%, 11/25/59 (144A)	10,782,609
3,500,000	NYMT Loan Trust, Series 2022-CP1, Class M2, 3.514%, 7/25/61 (144A)	2,810,810
2,109,776(a)	Oaktown Re V, Ltd., Series 2020-2A, Class M2, 10.40% (1 Month USD LIBOR + 525 bps), 10/25/30 (144A)	2,151,837
2,701,433(c)	Oceanview Mortgage Trust, Series 2021-1, Class B2, 2.722%, 5/25/51 (144A)	1,994,502
3,088,637(c)	Oceanview Mortgage Trust, Series 2021-1, Class B3A, 3.242%, 6/25/51 (144A)	2,263,446
Pioneer Strategic Income Fund |  | 6/30/2314

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
2,496,797(c)	Oceanview Mortgage Trust, Series 2021-3, Class B3, 2.714%, 6/25/51 (144A)	$ 1,280,892
1,888,632(c)	PRMI Securitization Trust, Series 2021-1, Class B2, 2.479%, 4/25/51 (144A)	1,332,585
3,601,622(c)	PRMI Securitization Trust, Series 2021-1, Class B3, 2.479%, 4/25/51 (144A)	2,372,467
2,820,743(c)	Provident Funding Mortgage Trust, Series 2021-1, Class B1, 2.384%, 4/25/51 (144A)	2,136,433
2,737,705(c)	Provident Funding Mortgage Trust, Series 2021-2, Class B2, 2.353%, 4/25/51 (144A)	1,955,476
2,797,939(c)	Provident Funding Mortgage Trust, Series 2021-INV1, Class B3, 2.782%, 8/25/51 (144A)	2,018,228
2,322,801(c)	Provident Funding Mortgage Trust, Series 2021-J1, Class B2, 2.637%, 10/25/51 (144A)	1,743,843
3,406,459(c)	Provident Funding Mortgage Trust, Series 2021-J1, Class B3, 2.637%, 10/25/51 (144A)	2,407,812
1,460,000(a)	Radnor Re, Ltd., Series 2021-2, Class M2, 10.067% (SOFR30A + 500 bps), 11/25/31 (144A)	1,465,864
3,367,513(c)	Rate Mortgage Trust, Series 2021-HB1, Class B2, 2.705%, 12/25/51 (144A)	2,396,133
1,841,549(c)	Rate Mortgage Trust, Series 2021-HB1, Class B3, 2.705%, 12/25/51 (144A)	1,224,845
4,267,527(c)	Rate Mortgage Trust, Series 2021-J1, Class B2, 2.708%, 7/25/51 (144A)	3,192,875
1,744,860(c)	Rate Mortgage Trust, Series 2021-J1, Class B3, 2.708%, 7/25/51 (144A)	1,105,888
2,246,173(c)	Rate Mortgage Trust, Series 2021-J3, Class B3, 2.716%, 10/25/51 (144A)	1,567,822
1,723,000(c)	Rate Mortgage Trust, Series 2021-J4, Class B4, 2.633%, 11/25/51 (144A)	620,136
3,963,728(c)	Rate Mortgage Trust, Series 2022-J1, Class B3, 2.751%, 1/25/52 (144A)	2,773,465
1,985,195(c)	RCKT Mortgage Trust, Series 2021-2, Class B3, 2.563%, 6/25/51 (144A)	1,442,097
10,150,000(c)	RCKT Mortgage Trust, Series 2022-3, Class A17, 3.00%, 5/25/52 (144A)	7,008,440
15Pioneer Strategic Income Fund |  | 6/30/23

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
2,441,141(c)	RCKT Mortgage Trust, Series 2022-3, Class B3, 3.189%, 5/25/52 (144A)	$ 1,724,557
3,000,000(c)	RMF Buyout Issuance Trust, Series 2021-HB1, Class M4, 4.704%, 11/25/31 (144A)	2,252,018
6,000,000(c)	RMF Buyout Issuance Trust, Series 2021-HB1, Class M5, 6.00%, 11/25/31 (144A)	3,887,772
3,750,000(c)	RMF Buyout Issuance Trust, Series 2022-HB1, Class M5, 4.50%, 4/25/32 (144A)	417,187
3,059,457(c)	Sequoia Mortgage Trust, Series 2021-1, Class B3, 2.661%, 3/25/51 (144A)	2,202,985
1,149,889(c)	Sequoia Mortgage Trust, Series 2021-2, Class B4, 2.55%, 4/25/51 (144A)	559,182
1,179,388(c)	Sequoia Mortgage Trust, Series 2021-3, Class B4, 2.651%, 5/25/51 (144A)	583,770
2,398,163(c)	Sequoia Mortgage Trust, Series 2021-4, Class B4, 2.666%, 6/25/51 (144A)	1,190,076
1,503,956(c)	Sequoia Mortgage Trust, Series 2021-5, Class B4, 3.05%, 7/25/51 (144A)	795,751
1,783,000(c)	Sequoia Mortgage Trust, Series 2021-9, Class B4, 2.861%, 1/25/52 (144A)	734,941
4,100,000(c)	Sequoia Mortgage Trust, Series 2022-1, Class A7, 2.50%, 2/25/52 (144A)	2,680,980
2,743,712(c)	Sequoia Mortgage Trust, Series 2022-1, Class B4, 2.944%, 2/25/52 (144A)	1,118,378
3,405,000(a)	STACR Trust, Series 2018-DNA3, Class B1, 9.05% (1 Month USD LIBOR + 390 bps), 9/25/48 (144A)	3,589,571
4,550,000(a)	STACR Trust, Series 2018-HRP2, Class B1, 9.35% (1 Month USD LIBOR + 420 bps), 2/25/47 (144A)	4,864,010
5,000,000(c)	Towd Point Mortgage Trust, Series 2017-1, Class B3, 3.83%, 10/25/56 (144A)	3,906,447
6,374,998(c)	Towd Point Mortgage Trust, Series 2017-3, Class B3, 3.871%, 7/25/57 (144A)	5,175,245
9,287,212(c)	Towd Point Mortgage Trust, Series 2021-R1, Class A1, 2.918%, 11/30/60 (144A)	7,335,895
288,980(a)	Triangle Re, Ltd., Series 2020-1, Class M2, 10.75% (1 Month USD LIBOR + 560 bps), 10/25/30 (144A)	289,711
1,830,000(a)	Triangle Re, Ltd., Series 2021-1, Class B1, 9.65% (1 Month USD LIBOR + 450 bps), 8/25/33 (144A)	1,854,197
Pioneer Strategic Income Fund |  | 6/30/2316

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
8,744,180(a)	Triangle Re, Ltd., Series 2021-1, Class M2, 9.05% (1 Month USD LIBOR + 390 bps), 8/25/33 (144A)	$ 8,796,496
3,459,461(c)	UWM Mortgage Trust, Series 2021-INV4, Class B2, 3.228%, 12/25/51 (144A)	2,653,769
800,000(c)	Visio Trust, Series 2019-2, Class B1, 3.91%, 11/25/54 (144A)	566,224
2,250,000(c)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A5, 3.00%, 12/25/51 (144A)	1,563,921
8,970,000(c)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A6, 2.50%, 12/25/51 (144A)	5,860,891
8,410,942(c)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-INV1, Class B3, 3.438%, 3/25/52 (144A)	5,935,868
	Total Collateralized Mortgage Obligations (Cost $569,150,380)	$454,024,104

	Commercial Mortgage-Backed Securities—6.4% of Net Assets
5,800,000(a)	Alen Mortgage Trust, Series 2021-ACEN, Class E, 9.193% (1 Month USD LIBOR + 400 bps), 4/15/34 (144A)	$ 3,490,678
3,600,000(a)	AREIT Trust, Series 2022-CRE6, Class D, 7.917% (SOFR30A + 285 bps), 1/20/37 (144A)	3,261,453
5,341,677(d)(e)	Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 0.000%, 7/25/37 (144A)	—
1,500,000(a)	BDS, Ltd., Series 2020-FL5, Class C, 7.255% (1 Month Term SOFR + 216 bps), 2/16/37 (144A)	1,447,323
2,025,000(c)	Benchmark Mortgage Trust, Series 2020-IG3, Class B, 3.391%, 9/15/48 (144A)	1,573,169
2,000,000(a)	BSREP Commercial Mortgage Trust, Series 2021-DC, Class G, 9.044% (1 Month USD LIBOR + 385 bps), 8/15/38 (144A)	1,531,188
9,000,000(a)	BX Trust, Series 2021-ARIA, Class E, 7.438% (1 Month USD LIBOR + 224 bps), 10/15/36 (144A)	8,480,669
17Pioneer Strategic Income Fund |  | 6/30/23

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
4,470,000(a)	Capital Funding Mortgage Trust, Series 2021-19, Class B, 20.38% (1 Month USD LIBOR + 1,521 bps), 11/6/23 (144A)	$ 4,349,579
1,500,000(a)	CGDB Commercial Mortgage Trust, Series 2019-MOB, Class F, 7.743% (1 Month USD LIBOR + 255 bps), 11/15/36 (144A)	1,390,462
7,723,902(a)	CHC Commercial Mortgage Trust, Series 2019-CHC, Class E, 7.543% (1 Month USD LIBOR + 235 bps), 6/15/34 (144A)	7,194,062
2,000,000	Citigroup Commercial Mortgage Trust, Series 2018-B2, Class A3, 3.744%, 3/10/51	1,833,572
2,470,000(a)	CLNY Trust, Series 2019-IKPR, Class E, 7.982% (1 Month Term SOFR + 284 bps), 11/15/38 (144A)	2,265,010
2,485,000(c)	COMM Mortgage Trust, Series 2015-DC1, Class B, 4.035%, 2/10/48	2,138,780
7,650,000(c)	COMM Mortgage Trust, Series 2020-CBM, Class E, 3.754%, 2/10/37 (144A)	6,865,665
3,912,000(c)	COMM Mortgage Trust, Series 2020-CBM, Class F, 3.754%, 2/10/37 (144A)	3,426,302
3,750,000	COMM Mortgage Trust, Series 2020-CX, Class A, 2.173%, 11/10/46 (144A)	2,928,934
4,083,017(c)	CSAIL Commercial Mortgage Trust, Series 2015-C1, Class C, 4.393%, 4/15/50	3,046,704
2,680,000(c)	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class D, 3.709%, 11/15/48	2,116,996
1,455,000(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN1, Class B1, 12.817% (SOFR30A + 775 bps), 1/25/51 (144A)	1,387,206
2,750,000(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN1, Class M2, 8.817% (SOFR30A + 375 bps), 1/25/51 (144A)	2,476,866
6,000,000(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN3, Class M2, 9.067% (SOFR30A + 400 bps), 11/25/51 (144A)	5,442,768
4,500,000(c)	FREMF Mortgage Trust, Series 2017-KW02, Class B, 3.92%, 12/25/26 (144A)	4,099,874
2,800,000(c)	FREMF Mortgage Trust, Series 2017-KW03, Class B, 4.216%, 7/25/27 (144A)	2,550,385
2,300,000(c)	FREMF Mortgage Trust, Series 2018-K154, Class B, 4.162%, 11/25/32 (144A)	1,980,356
1,875,000(c)	FREMF Mortgage Trust, Series 2018-K157, Class B, 4.446%, 8/25/33 (144A)	1,638,788
Pioneer Strategic Income Fund |  | 6/30/2318

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
3,534,000(c)	FREMF Mortgage Trust, Series 2018-KBX1, Class B, 3.69%, 1/25/26 (144A)	$ 2,970,066
6,364,000(c)	FREMF Mortgage Trust, Series 2018-KHG1, Class B, 3.946%, 12/25/27 (144A)	5,658,781
1,420,480(a)	FREMF Mortgage Trust, Series 2018-KSW4, Class C, 10.193% (1 Month USD LIBOR + 500 bps), 10/25/28	1,267,805
975,000(c)	FREMF Mortgage Trust, Series 2018-KW07, Class B, 4.223%, 10/25/31 (144A)	806,916
5,778,553(c)	FREMF Mortgage Trust, Series 2019-KJ24, Class B, 7.60%, 10/25/27 (144A)	5,242,200
8,500,000(a)	FREMF Mortgage Trust, Series 2019-KS12, Class C, 12.093% (1 Month USD LIBOR + 690 bps), 8/25/29	8,056,357
1,186,169(a)	FREMF Mortgage Trust, Series 2020-KF74, Class C, 11.443% (1 Month USD LIBOR + 625 bps), 1/25/27 (144A)	1,129,475
1,688,384(a)	FREMF Mortgage Trust, Series 2020-KF83, Class C, 14.193% (1 Month USD LIBOR + 900 bps), 7/25/30 (144A)	1,600,874
5,000,000(f)	FREMF Mortgage Trust, Series 2021-K131, Class D, 0.000%, 9/25/54 (144A)	2,248,811
81,484,547(d)	FREMF Mortgage Trust, Series 2021-K131, Class X2A, 0.10%, 9/25/54 (144A)	489,323
18,374,996(d)	FREMF Mortgage Trust, Series 2021-K131, Class X2B, 0.10%, 9/25/54 (144A)	96,507
10,000,000(f)	FREMF Mortgage Trust, Series 2021-KG05, Class C, 0.000%, 1/25/31 (144A)	4,969,874
123,332,856(d)	FREMF Mortgage Trust, Series 2021-KG05, Class X2A, 0.10%, 1/25/31 (144A)	664,887
10,000,000(d)	FREMF Mortgage Trust, Series 2021-KG05, Class X2B, 0.10%, 1/25/31 (144A)	50,097
22,661,662(c)(d)	FRESB Mortgage Trust, Series 2020-SB79, Class X1, 1.193%, 7/25/40	853,150
6,000,000(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class E, 7.69% (1 Month USD LIBOR + 250 bps), 12/15/36 (144A)	5,627,935
2,200,000(a)	GS Mortgage Securities Corp. Trust, Series 2021-IP, Class E, 8.743% (1 Month USD LIBOR + 355 bps), 10/15/36 (144A)	1,956,669
19Pioneer Strategic Income Fund |  | 6/30/23

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
3,590,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class D, 6.853% (1 Month USD LIBOR + 166 bps), 7/15/36 (144A)	$ 3,463,455
750,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class E, 7.353% (1 Month USD LIBOR + 216 bps), 7/15/36 (144A)	719,602
11,650,000(c)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-LOOP, Class F, 3.99%, 12/5/38 (144A)	6,599,184
5,600,000	Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.469%, 6/15/52 (144A)	5,001,676
7,603,509(a)	Med Trust, Series 2021-MDLN, Class F, 9.194% (1 Month USD LIBOR + 400 bps), 11/15/38 (144A)	7,174,384
1,250,000(c)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class C, 4.469%, 5/15/48	1,060,066
3,530,000(c)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class D, 3.237%, 12/15/47 (144A)	2,223,017
2,000,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33, Class D, 3.356%, 5/15/50 (144A)	1,337,125
3,350,000	Morgan Stanley Capital I Trust, Series 2014-150E, Class AS, 4.012%, 9/9/32 (144A)	2,587,031
1,550,000	Morgan Stanley Capital I Trust, Series 2016-UBS9, Class D, 3.00%, 3/15/49 (144A)	1,083,112
11,205,149(a)	Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, 8.40% (1 Month USD LIBOR + 325 bps), 10/25/49 (144A)	10,812,969
1,030,000(c)	Natixis Commercial Mortgage Securities Trust, Series 2019-FAME, Class D, 4.544%, 8/15/36 (144A)	714,684
3,190,000	Palisades Center Trust, Series 2016-PLSD, Class A, 2.713%, 4/13/33 (144A)	1,786,400
7,050,000(c)	RBS Commercial Funding, Inc. Trust, Series 2013-SMV, Class E, 3.704%, 3/11/31 (144A)	5,218,007
Pioneer Strategic Income Fund |  | 6/30/2320

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
6,450,000(a)	Ready Capital Mortgage Financing LLC, Series 2019-FL3, Class D, 8.05% (1 Month USD LIBOR + 290 bps), 3/25/34 (144A)	$ 6,394,365
5,600,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 8.10% (1 Month USD LIBOR + 295 bps), 11/25/36 (144A)	5,227,415
2,659,000(c)	Ready Capital Mortgage Trust, Series 2019-5, Class C, 5.054%, 2/25/52 (144A)	2,429,204
5,400,000(c)	Ready Capital Mortgage Trust, Series 2019-5, Class E, 5.351%, 2/25/52 (144A)	3,980,325
2,443,000(c)	ReadyCap Commercial Mortgage Trust, Series 2019-6, Class C, 4.127%, 10/25/52 (144A)	1,986,924
8,350,000	SLG Office Trust, Series 2021-OVA, Class E, 2.851%, 7/15/41 (144A)	5,922,784
8,000,000	SLG Office Trust, Series 2021-OVA, Class F, 2.851%, 7/15/41 (144A)	5,450,518
1,500,000(c)	Soho Trust, Series 2021-SOHO, Class A, 2.786%, 8/10/38 (144A)	1,045,479
8,045,000(a)	Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class B, 8.079% (1 Month Term SOFR + 293 bps), 5/15/37 (144A)	7,798,678
67,584,000(c)(d)	UBS Commercial Mortgage Trust, Series 2018-C9, Class XB, 0.49%, 3/15/51	1,071,024
2,400,000(a)	XCALI Mortgage Trust, Series 2020-5, Class A, 8.53% (1 Month Term SOFR + 337 bps), 10/15/23 (144A)	2,387,949
	Total Commercial Mortgage-Backed Securities (Cost $253,508,737)	$214,081,893

	Convertible Corporate Bonds — 0.7% of Net Assets
	Airlines — 0.1%
5,156,000	Spirit Airlines, Inc., 1.00%, 5/15/26	$ 4,166,048
	Total Airlines	$4,166,048

21Pioneer Strategic Income Fund |  | 6/30/23

Principal Amount USD ($)		Value
	Banks — 0.0%†
IDR15,039,758,000	PT Bakrie & Brothers Tbk, 7/31/23	$ 108,340
	Total Banks	$108,340

	Biotechnology — 0.1%
3,493,000	Insmed, Inc., 1.75%, 1/15/25	$ 3,286,913
	Total Biotechnology	$3,286,913

	Entertainment — 0.3%
12,093,000(f)	DraftKings Holdings, Inc., 3/15/28	$ 9,021,378
1,892,000	IMAX Corp., 0.50%, 4/1/26	1,728,910
	Total Entertainment	$10,750,288

	Software — 0.2%
2,231,000	Bentley Systems, Inc., 0.375%, 7/1/27	$ 2,014,593
4,819,000	Verint Systems, Inc., 0.25%, 4/15/26	4,246,744
	Total Software	$6,261,337

	Total Convertible Corporate Bonds (Cost $30,119,487)	$24,572,926

	Corporate Bonds — 32.1% of Net Assets
	Aerospace & Defense — 0.8%
18,950,000	Boeing Co., 5.805%, 5/1/50	$ 18,880,849
1,800,000	Bombardier, Inc., 7.50%, 2/1/29 (144A)	1,779,021
3,285,000	Spirit AeroSystems, Inc., 9.375%, 11/30/29 (144A)	3,516,839
2,200,000	Triumph Group, Inc., 9.00%, 3/15/28 (144A)	2,246,286
	Total Aerospace & Defense	$26,422,995

	Agriculture — 0.2%
7,305,000	Amaggi Luxembourg International S.a.r.l., 5.25%, 1/28/28 (144A)	$ 6,648,281
	Total Agriculture	$6,648,281

	Airlines — 1.0%
15,613,110(g)	ABRA Global Finance, 11.50% (5.50% PIK or 6.00% Cash), 3/2/28 (144A)	$ 12,701,265
1,556,650	American Airlines 2021-1 Class B Pass Through Trust, 3.95%, 7/11/30	1,355,063
11,390,000	Grupo Aeromexico SAB de CV, 8.50%, 3/17/27 (144A)	10,193,135
1,990,000	Spirit Loyalty Cayman, Ltd./Spirit IP Cayman, Ltd., 8.00%, 9/20/25 (144A)	2,004,875
Pioneer Strategic Income Fund |  | 6/30/2322

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Airlines — (continued)
8,185,000	VistaJet Malta Finance Plc/Vista Management Holding, Inc., 6.375%, 2/1/30 (144A)	$ 6,590,824
1,840,000	VistaJet Malta Finance Plc/XO Management Holding, Inc., 7.875%, 5/1/27 (144A)	1,653,148
	Total Airlines	$34,498,310

	Auto Manufacturers — 1.5%
4,312,000	Ford Motor Co., 5.291%, 12/8/46	$ 3,550,466
4,430,000	Ford Motor Co., 6.10%, 8/19/32	4,293,361
7,600,000	Ford Motor Credit Co. LLC, 3.625%, 6/17/31	6,229,149
15,325,000	Ford Motor Credit Co. LLC, 3.815%, 11/2/27	13,696,848
3,700,000	Ford Motor Credit Co. LLC, 7.35%, 3/6/30	3,778,595
18,000,000	General Motors Financial Co., Inc., 6.40%, 1/9/33	18,295,928
	Total Auto Manufacturers	$49,844,347

	Auto Parts & Equipment — 0.2%
3,500,000	Adient Global Holdings, Ltd., 7.00%, 4/15/28 (144A)	$ 3,538,535
1,680,000	ZF North America Capital, Inc., 6.875%, 4/14/28 (144A)	1,704,158
2,335,000	ZF North America Capital, Inc., 7.125%, 4/14/30 (144A)	2,377,784
	Total Auto Parts & Equipment	$7,620,477

	Banks — 8.2%
20,800,000(c)	ABN AMRO Bank NV, 3.324% (5 Year CMT Index + 190 bps), 3/13/37 (144A)	$ 15,800,585
5,180,000	Access Bank Plc, 6.125%, 9/21/26 (144A)	4,346,538
3,214,000(c)	ANZ Bank New Zealand, Ltd., 5.548% (5 Year CMT Index + 270 bps), 8/11/32 (144A)	3,167,590
3,460,000(c)(h)	Banco Mercantil del Norte SA, 8.375% (10 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 776 bps) (144A)	3,228,872
8,400,000(c)	Banco Santander SA, 3.225% (1 Year CMT Index + 160 bps), 11/22/32	6,654,667
14,170,000(c)	Barclays Plc, 5.746% (1 Year CMT Index + 300 bps), 8/9/33	13,704,429
3,915,000(c)	Barclays Plc, 6.224% (SOFR + 298 bps), 5/9/34	3,899,478
5,400,000(c)	Barclays Plc, 7.437% (1 Year CMT Index + 350 bps), 11/2/33	5,842,206
23Pioneer Strategic Income Fund |  | 6/30/23

Principal Amount USD ($)		Value
	Banks — (continued)
5,608,000(c)(h)	Barclays Plc, 8.00% (5 Year CMT Index + 543 bps)	$ 5,010,187
14,450,000(c)	BPCE SA, 3.116% (SOFR + 173 bps), 10/19/32 (144A)	11,152,895
7,445,000(c)	BPCE SA, 3.648% (5 Year CMT Index + 190 bps), 1/14/37 (144A)	5,915,103
7,855,000(c)	Citigroup, Inc., 6.174% (SOFR + 266 bps), 5/25/34	7,923,436
KZT1,923,750,000	Development Bank of Kazakhstan JSC, 10.75%, 2/12/25	3,733,531
KZT1,210,000,000	Development Bank of Kazakhstan JSC, 10.95%, 5/6/26	2,294,640
1,520,000	Freedom Mortgage Corp., 6.625%, 1/15/27 (144A)	1,316,041
3,005,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	2,929,910
14,690,000(c)	HSBC Holdings Plc, 5.402% (SOFR + 287 bps), 8/11/33	14,361,901
1,600,000(c)	ING Groep NV, 4.252% (SOFR + 207 bps), 3/28/33	1,462,723
19,337,000(c)(h)	ING Groep NV, 4.25% (5 Year CMT Index + 286 bps)	12,864,946
1,245,000(c)	Intesa Sanpaolo S.p.A., 4.198% (1 Year CMT Index + 260 bps), 6/1/32 (144A)	927,884
4,539,000(c)	Intesa Sanpaolo S.p.A., 4.95% (1 Year CMT Index + 275 bps), 6/1/42 (144A)	2,989,288
5,760,000(c)	Intesa Sanpaolo S.p.A., 7.778% (1 Year CMT Index + 390 bps), 6/20/54 (144A)	5,738,376
11,104,000(c)	Intesa Sanpaolo S.p.A., 8.248% (1 Year CMT Index + 440 bps), 11/21/33 (144A)	11,663,338
10,350,000(c)	Lloyds Banking Group Plc, 4.976% (1 Year CMT Index + 230 bps), 8/11/33	9,681,401
8,231,000(c)	Lloyds Banking Group Plc, 7.953% (1 Year CMT Index + 375 bps), 11/15/33	8,929,593
5,105,000(c)(h)	Lloyds Banking Group Plc, 8.00% (5 Year CMT Index + 391 bps)	4,664,183
11,185,000(c)	Macquarie Group, Ltd., 2.871% (SOFR + 153 bps), 1/14/33 (144A)	8,932,937
11,355,000(c)	Morgan Stanley, 5.297% (SOFR + 262 bps), 4/20/37	10,744,044
1,930,000(c)	Morgan Stanley, 5.948% (5 Year CMT Index + 243 bps), 1/19/38	1,904,991
9,814,000(c)(h)	Nordea Bank Abp, 3.75% (5 Year CMT Index + 260 bps) (144A)	7,261,379
Pioneer Strategic Income Fund |  | 6/30/2324

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
8,000,000(c)	Societe Generale SA, 4.027% (1 Year CMT Index + 190 bps), 1/21/43 (144A)	$ 5,336,532
4,635,000(c)(h)	Societe Generale SA, 5.375% (5 Year CMT Index + 451 bps) (144A)	3,439,074
10,355,000(c)	Societe Generale SA, 6.221% (1 Year CMT Index + 320 bps), 6/15/33 (144A)	9,639,712
800,000(c)	Societe Generale SA, 6.691% (1 Year CMT Index + 295 bps), 1/10/34 (144A)	814,452
5,010,000(c)(h)(i)	Sovcombank Via SovCom Capital DAC, 7.60% (5 Year CMT Index + 636 bps) (144A)	180,986
21,130,000(c)	Standard Chartered Plc, 3.603% (1 Year CMT Index + 190 bps), 1/12/33 (144A)	16,915,732
9,276,000(c)	UBS Group AG, 4.988% (1 Year CMT Index + 240 bps), 8/5/33 (144A)	8,595,429
23,889,000(c)	UniCredit S.p.A., 5.459% (5 Year CMT Index + 475 bps), 6/30/35 (144A)	20,273,388
9,395,000(c)	UniCredit S.p.A., 7.296% (5 Year USD ICE Swap Rate + 491 bps), 4/2/34 (144A)	8,852,199
	Total Banks	$273,094,596

	Biotechnology — 0.1%
EUR2,405,000	Cidron Aida Finco S.a.r.l., 5.00%, 4/1/28 (144A)	$ 2,372,106
	Total Biotechnology	$2,372,106

	Building Materials — 0.1%
5,550,000	Fortune Brands Innovations, Inc., 4.50%, 3/25/52	$ 4,321,203
	Total Building Materials	$4,321,203

	Chemicals — 0.8%
2,700,000	Braskem Idesa SAPI, 6.99%, 2/20/32 (144A)	$ 1,749,026
8,578,000	Celanese US Holdings LLC, 6.379%, 7/15/32	8,652,399
13,500,000	OCI NV, 6.70%, 3/16/33 (144A)	13,198,369
5,055,000	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.125%, 4/1/29 (144A)	2,337,937
	Total Chemicals	$25,937,731

	Commercial Services — 1.0%
5,196,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)	$ 4,930,710
EUR2,470,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 3.625%, 6/1/28 (144A)	2,150,821
25Pioneer Strategic Income Fund |  | 6/30/23

Principal Amount USD ($)		Value
	Commercial Services — (continued)
1,670,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 4.625%, 6/1/28 (144A)	$ 1,413,605
1,025,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 4.625%, 6/1/28 (144A)	862,281
5,400,000	Ashtead Capital, Inc., 5.50%, 8/11/32 (144A)	5,221,063
5,375,000	Garda World Security Corp., 4.625%, 2/15/27 (144A)	4,918,132
3,830,000	Garda World Security Corp., 6.00%, 6/1/29 (144A)	3,138,522
437,000	Garda World Security Corp., 9.50%, 11/1/27 (144A)	422,183
10,716,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	10,038,765
	Total Commercial Services	$33,096,082

	Computers — 0.1%
2,415,000	NCR Corp., 5.00%, 10/1/28 (144A)	$ 2,155,219
	Total Computers	$2,155,219

	Diversified Financial Services — 4.0%
8,250,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32	$ 6,749,315
16,065,000	Air Lease Corp., 2.875%, 1/15/32	12,899,367
7,310,000	Air Lease Corp., 3.125%, 12/1/30	6,089,436
2,532,000	Ally Financial, Inc., 6.70%, 2/14/33	2,240,283
6,750,000(c)	Ally Financial, Inc., 6.992% (SOFR + 326 bps), 6/13/29	6,665,650
7,924,000	Ally Financial, Inc., 8.00%, 11/1/31	8,226,070
11,445,000	Avolon Holdings Funding, Ltd., 6.375%, 5/4/28 (144A)	11,322,101
9,950,000	B3 SA - Brasil Bolsa Balcao, 4.125%, 9/20/31 (144A)	8,472,292
8,607,000	Bread Financial Holdings, Inc., 7.00%, 1/15/26 (144A)	8,113,895
5,911,000(c)	Capital One Financial Corp., 5.817% (SOFR + 260 bps), 2/1/34	5,639,536
14,860,000(c)	Capital One Financial Corp., 6.377% (SOFR + 286 bps), 6/8/34	14,753,534
5,070,000(c)	Charles Schwab Corp., 5.853% (SOFR + 250 bps), 5/19/34	5,145,471
Pioneer Strategic Income Fund |  | 6/30/2326

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Diversified Financial Services — (continued)
6,660,000(i)	Credito Real SAB de CV SOFOM ER, 8.00%, 1/21/28 (144A)	$ 765,900
17,870,600(g)	Global Aircraft Leasing Co., Ltd., 6.50% (7.25% PIK or 6.50% Cash), 9/15/24 (144A)	16,357,854
5,575,000	OneMain Finance Corp., 3.50%, 1/15/27	4,783,016
EUR3,215,000	Sherwood Financing Plc, 4.50%, 11/15/26	2,994,256
GBP5,170,000	Sherwood Financing Plc, 6.00%, 11/15/26 (144A)	5,470,668
8,705,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	7,464,538
	Total Diversified Financial Services	$134,153,182

	Electric — 0.7%
7,670,000(c)	Algonquin Power & Utilities Corp., 4.75% (5 Year CMT Index + 325 bps), 1/18/82	$ 6,097,650
EUR3,240,000	ContourGlobal Power Holdings SA, 2.75%, 1/1/26 (144A)	3,221,586
EUR1,635,000	ContourGlobal Power Holdings SA, 3.125%, 1/1/28 (144A)	1,418,369
9,225,000(i)	Light Servicos de Eletricidade SA/Light Energia SA, 4.375%, 6/18/26 (144A)	3,690,704
11,582,000	NRG Energy, Inc., 4.45%, 6/15/29 (144A)	10,236,736
	Total Electric	$24,665,045

	Electrical Components & Equipments — 0.5%
EUR7,865,000	Belden, Inc., 3.375%, 7/15/27 (144A)	$ 7,989,973
EUR4,585,000	Belden, Inc., 3.375%, 7/15/31 (144A)	4,334,560
EUR6,020,000	Energizer Gamma Acquisition BV, 3.50%, 6/30/29 (144A)	5,277,625
	Total Electrical Components & Equipments	$17,602,158

	Energy-Alternate Sources — 0.1%
3,791,400	Adani Renewable Energy RJ, Ltd./Kodangal Solar Parks Pvt, Ltd./Wardha Solar Maharash, 4.625%, 10/15/39 (144A)	$ 2,768,676
567,962	Alta Wind Holdings LLC, 7.00%, 6/30/35 (144A)	519,157
	Total Energy-Alternate Sources	$3,287,833

27Pioneer Strategic Income Fund |  | 6/30/23

Principal Amount USD ($)		Value
	Engineering & Construction — 0.1%
1,615,000	IHS Holding, Ltd., 5.625%, 11/29/26 (144A)	$ 1,405,696
1,425,000	IHS Holding, Ltd., 6.25%, 11/29/28 (144A)	1,162,145
	Total Engineering & Construction	$2,567,841

	Entertainment — 0.5%
EUR2,115,000	Allwyn Entertainment Financing UK Plc, 7.25%, 4/30/30 (144A)	$ 2,340,891
905,000	Allwyn Entertainment Financing UK Plc, 7.875%, 4/30/29 (144A)	915,417
11,100,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/16/29 (144A)	9,156,449
3,400,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/6/31 (144A)	2,618,049
2,910,000	Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.625%, 3/1/30 (144A)	2,560,800
	Total Entertainment	$17,591,606

	Food — 0.8%
5,785,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 6.50%, 2/15/28 (144A)	$ 5,794,603
1,458,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.00%, 5/15/32 (144A)	1,118,943
11,860,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.75%, 4/1/33 (144A)	11,147,842
4,610,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 12/1/52 (144A)	4,368,902
5,735,000	Minerva Luxembourg SA, 4.375%, 3/18/31 (144A)	4,487,303
	Total Food	$26,917,593

	Forest Products & Paper — 0.1%
EUR1,950,000	Ahlstrom Holding 3 Oy, 3.625%, 2/4/28 (144A)	$ 1,755,638
	Total Forest Products & Paper	$1,755,638

	Gas — 0.4%
13,550,000	KeySpan Gas East Corp., 5.994%, 3/6/33 (144A)	$ 13,655,179
	Total Gas	$13,655,179

Pioneer Strategic Income Fund |  | 6/30/2328

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Hand & Machine Tools — 0.2%
5,410,000	Regal Rexnord Corp., 6.30%, 2/15/30 (144A)	$ 5,393,986
	Total Hand & Machine Tools	$5,393,986

	Healthcare-Services — 0.2%
4,195,000	Auna SAA, 6.50%, 11/20/25 (144A)	$ 3,460,875
EUR3,860,000	CAB SELAS, 3.375%, 2/1/28 (144A)	3,427,212
3,421,000	US Renal Care, Inc., 10.625%, 7/15/27 (144A)	855,250
	Total Healthcare-Services	$7,743,337

	Insurance — 1.2%
13,080,000(c)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	$ 10,251,581
EUR2,650,000(c)	Liberty Mutual Group, Inc., 3.625% (5 yr. EUR Swap + 370 bps), 5/23/59 (144A)	2,739,867
22,651,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	25,358,338
	Total Insurance	$38,349,786

	Internet — 0.1%
EUR4,985,000	United Group BV, 5.25%, 2/1/30 (144A)	$ 4,283,710
	Total Internet	$4,283,710

	Iron & Steel — 0.2%
2,675,000	Metinvest BV, 7.65%, 10/1/27 (144A)	$ 1,685,250
4,375,000	TMS International Corp., 6.25%, 4/15/29 (144A)	3,675,000
	Total Iron & Steel	$5,360,250

	Leisure Time — 0.1%
1,130,000	NCL Finance, Ltd., 6.125%, 3/15/28 (144A)	$ 1,017,022
1,330,000	Royal Caribbean Cruises, Ltd., 7.25%, 1/15/30 (144A)	1,347,082
300,000	Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29 (144A)	274,500
	Total Leisure Time	$2,638,604

	Lodging — 0.1%
3,125,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 5.00%, 6/1/29 (144A)	$ 2,773,282
	Total Lodging	$2,773,282

29Pioneer Strategic Income Fund |  | 6/30/23

Principal Amount USD ($)		Value
	Media — 0.5%
3,910,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33 (144A)	$ 3,070,465
6,000,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30 (144A)	5,130,502
1,785,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 3/1/31 (144A)	1,739,360
6,200,000	CSC Holdings LLC, 4.625%, 12/1/30 (144A)	2,758,610
2,305,000	CSC Holdings LLC, 5.00%, 11/15/31 (144A)	1,073,457
2,034,000(i)	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/27 (144A)	51,189
4,205,000	VZ Secured Financing BV, 5.00%, 1/15/32 (144A)	3,386,566
	Total Media	$17,210,149

	Metal Fabricate/Hardware — 0.2%
5,988,000	Park-Ohio Industries, Inc., 6.625%, 4/15/27	$ 5,290,398
	Total Metal Fabricate/Hardware	$5,290,398

	Mining — 1.0%
4,776,000	AngloGold Ashanti Holdings Plc, 3.75%, 10/1/30	$ 4,099,562
11,678,000	Coeur Mining, Inc., 5.125%, 2/15/29 (144A)	9,634,350
10,725,000	First Quantum Minerals, Ltd., 8.625%, 6/1/31 (144A)	10,991,838
11,990,000	IAMGOLD Corp., 5.75%, 10/15/28 (144A)	8,970,380
	Total Mining	$33,696,130

	Multi-National — 0.4%
8,430,000	Banque Ouest Africaine de Developpement, 4.70%, 10/22/31 (144A)	$ 6,841,704
INR512,000,000	European Bank For Reconstruction & Development, 6.25%, 4/11/28	6,223,541
	Total Multi-National	$13,065,245

	Oil & Gas — 2.4%
14,475,000	Aker BP ASA, 6.00%, 6/13/33 (144A)	$ 14,480,134
5,785,000	Baytex Energy Corp., 8.50%, 4/30/30 (144A)	5,649,455
7,175,000	Harbour Energy Plc, 5.50%, 10/15/26 (144A)	6,574,546
4,737,000	International Petroleum Corp., 7.25%, 2/1/27 (144A)	4,402,568
3,760,000	Matador Resources Co., 6.875%, 4/15/28 (144A)	3,721,622
Pioneer Strategic Income Fund |  | 6/30/2330

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Oil & Gas — (continued)
7,787,988	MC Brazil Downstream Trading S.a.r.l, 7.25%, 6/30/31 (144A)	$ 5,260,142
8,985,000	Neptune Energy Bondco Plc, 6.625%, 5/15/25 (144A)	8,969,097
1,350,000	Noble Finance II LLC, 8.00%, 4/15/30 (144A)	1,372,518
4,435,000	Petroleos Mexicanos, 6.70%, 2/16/32	3,372,172
2,217,000	Shelf Drilling Holdings, Ltd., 8.875%, 11/15/24 (144A)	2,213,009
3,225,000	Transocean, Inc., 8.75%, 2/15/30 (144A)	3,273,375
5,635,000	Tullow Oil Plc, 10.25%, 5/15/26 (144A)	4,282,544
5,050,000	Vermilion Energy, Inc., 6.875%, 5/1/30 (144A)	4,654,534
12,895,000	YPF SA, 6.95%, 7/21/27 (144A)	10,582,290
	Total Oil & Gas	$78,808,006

	Oil & Gas Services — 0.2%
5,595,000	Enerflex, Ltd., 9.00%, 10/15/27 (144A)	$ 5,443,767
	Total Oil & Gas Services	$5,443,767

	Packaging & Containers — 0.0%†
EUR1,565,000	OI European Group BV, 6.25%, 5/15/28 (144A)	$ 1,743,655
	Total Packaging & Containers	$1,743,655

	Pharmaceuticals — 0.3%
2,424,000	Par Pharmaceutical, Inc., 7.50%, 4/1/27 (144A)	$ 1,791,416
EUR1,625,000	Teva Pharmaceutical Finance Netherlands II BV, 3.75%, 5/9/27	1,600,994
EUR2,725,000	Teva Pharmaceutical Finance Netherlands II BV, 4.375%, 5/9/30	2,532,190
1,478,000	Teva Pharmaceutical Finance Netherlands III BV, 4.75%, 5/9/27	1,367,257
1,328,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/9/29	1,204,630
7,025,000+	Tricida, Inc., 5/15/27	—
	Total Pharmaceuticals	$8,496,487

	Pipelines — 1.3%
5,435,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 7.375%, 2/1/31 (144A)	$ 5,357,017
31Pioneer Strategic Income Fund |  | 6/30/23

Principal Amount USD ($)		Value
	Pipelines — (continued)
1,694,000(c)(h)	Energy Transfer LP, 6.625% (3 Month USD LIBOR + 416 bps)	$ 1,296,027
15,058,000(c)(h)	Energy Transfer LP, 7.125% (5 Year CMT Index + 531 bps)	12,768,004
15,145,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	12,449,266
3,862,000	EnLink Midstream Partners LP, 5.60%, 4/1/44	3,233,363
2,195,000	Venture Global LNG, Inc., 8.125%, 6/1/28 (144A)	2,229,318
5,145,000	Venture Global LNG, Inc., 8.375%, 6/1/31 (144A)	5,187,021
	Total Pipelines	$42,520,016

	REITs — 0.4%
2,359,000	GLP Capital LP/GLP Financing II, Inc., 3.25%, 1/15/32	$ 1,904,689
6,566,000	HAT Holdings I LLC/HAT Holdings II LLC , 3.375%, 6/15/26 (144A)	5,884,734
640,000	Highwoods Realty LP, 2.60%, 2/1/31	469,013
610,000	Highwoods Realty LP, 3.05%, 2/15/30	473,462
2,975,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 2/15/29 (144A)	2,105,343
2,465,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 2/15/28 (144A)	2,445,437
	Total REITs	$13,282,678

	Retail — 0.2%
EUR4,500,000	Food Service Project SA, 5.50%, 1/21/27 (144A)	$ 4,655,992
3,805,000	LCM Investments Holdings II LLC, 4.875%, 5/1/29 (144A)	3,256,095
	Total Retail	$7,912,087

	Semiconductors — 0.3%
6,940,000	Broadcom, Inc., 4.15%, 4/15/32 (144A)	$ 6,286,046
4,790,000	Foundry JV Holdco LLC, 5.875%, 1/25/34 (144A)	4,771,065
	Total Semiconductors	$11,057,111

Pioneer Strategic Income Fund |  | 6/30/2332

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Software — 0.2%
6,525,000	AthenaHealth Group, Inc., 6.50%, 2/15/30 (144A)	$ 5,491,702
	Total Software	$5,491,702

	Telecommunications — 1.0%
475,000	Altice France SA, 5.125%, 1/15/29 (144A)	$ 338,626
1,835,000	Altice France SA, 5.125%, 7/15/29 (144A)	1,302,618
9,874,000	Altice France SA, 5.50%, 1/15/28 (144A)	7,455,925
4,600,000	CommScope Technologies LLC, 5.00%, 3/15/27 (144A)	3,201,904
4,120,000	CommScope, Inc., 4.75%, 9/1/29 (144A)	3,248,211
1,976,217(i)	Digicel International Finance Ltd/Digicel international Holdings, Ltd., 8.00%, 12/31/26 (144A)	335,957
2,337,000	Level 3 Financing, Inc., 10.50%, 5/15/30 (144A)	2,371,197
EUR6,915,000	Lorca Telecom Bondco SA, 4.00%, 9/18/27 (144A)	6,875,972
6,900,000	Total Play Telecomunicaciones SA de CV, 6.375%, 9/20/28 (144A)	4,010,205
4,270,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)	3,543,697
	Total Telecommunications	$32,684,312

	Transportation — 0.3%
4,910,000	Hidrovias International Finance SARL, 4.95%, 2/8/31 (144A)	$ 3,932,383
3,172,000	Seaspan Corp., 5.50%, 8/1/29 (144A)	2,485,008
2,785,000	Simpar Europe SA, 5.20%, 1/26/31 (144A)	2,211,310
6,290,000	Western Global Airlines LLC, 10.375%, 8/15/25 (144A)	31,450
	Total Transportation	$8,660,151

	Trucking & Leasing — 0.1%
4,185,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 6.20%, 6/15/30 (144A)	$ 4,206,866
	Total Trucking & Leasing	$4,206,866

	Total Corporate Bonds (Cost $1,219,630,782)	$1,064,319,137

33Pioneer Strategic Income Fund |  | 6/30/23

Shares		Value
	Convertible Preferred Stock — 1.1% of Net Assets
	Banks — 1.1%
31,306(h)	Wells Fargo & Co., 7.50%	$ 36,064,512
	Total Banks	$36,064,512

	Total Convertible Preferred Stock (Cost $38,724,099)	$36,064,512

	Preferred Stock — 0.0%† of Net Assets
	Capital Markets — 0.0%†
3,505	B Riley Financial, Inc., 6.75%, 5/31/24	$ 86,574
	Total Capital Markets	$86,574

	Total Preferred Stock (Cost $86,107)	$86,574

Principal Amount USD ($)
	Insurance-Linked Securities — 4.0% of Net Assets#
	Event Linked Bonds — 1.5%
	Earthquakes – California — 0.1%
750,000(a)	Phoenician Re, 8.182%, (3 Month U.S. Treasury Bill + 290 bps), 12/14/24 (144A)	$ 734,325
3,000,000(a)	Ursa Re II, 9.224%, (3 Month U.S. Treasury Bill + 394 bps), 12/7/23 (144A)	2,978,700
		$3,713,025

	Earthquakes – Mexico — 0.0%†
250,000(a)	International Bank for Reconstruction & Development, 8.964%, (3 Month USD LIBOR + 350 bps), 3/13/24 (144A)	$ 248,925
	Earthquakes – U.S. — 0.0%†
500,000(a)	Ursa Re, 10.784%, (3 Month U.S. Treasury Bill + 550 bps), 12/6/25 (144A)	$ 503,600
500,000(c)	Veraison Re, 11.784%, (1 Month U.S. Treasury Bill + 650 bps), 3/9/26 (144A)	526,950
		$1,030,550

Pioneer Strategic Income Fund |  | 6/30/2334

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Flood – U.S. — 0.1%
1,500,000(a)	FloodSmart Re, 17.114%, (3 Month U.S. Treasury Bill + 1,183 bps), 2/25/25 (144A)	$ 1,417,950
1,000,000(a)	FloodSmart Re, 18.864%, (3 Month U.S. Treasury Bill + 1,358 bps), 3/1/24 (144A)	937,900
		$2,355,850

	Health – U.S. — 0.1%
2,000,000(a)	Vitality Re XIII, 7.284%, (3 Month U.S. Treasury Bill + 200 bps), 1/6/26 (144A)	$ 1,957,000
2,500,000(a)	Vitality Re XIV, 8.784%, (3 Month U.S. Treasury Bill + 350 bps), 1/5/27 (144A)	2,559,750
400,000(a)	Vitality Re XIV, 9.784%, (3 Month U.S. Treasury Bill + 450 bps), 1/5/27 (144A)	399,840
		$4,916,590

	Multiperil – U.S. — 0.6%
900,000(a)	Easton Re Pte, 9.814%, (3 Month U.S. Treasury Bill + 453 bps), 1/8/24 (144A)	$ 890,010
500,000(a)	Four Lakes Re, 9.554%, (3 Month U.S. Treasury Bill + 427 bps), 1/7/25 (144A)	470,900
1,500,000(a)	Four Lakes Re, 12.584%, (3 Month U.S. Treasury Bill + 730 bps), 1/5/24 (144A)	1,461,750
1,500,000(a)	Four Lakes Re, 15.444%, (3 Month U.S. Treasury Bill + 1,016 bps), 1/5/24 (144A)	1,460,550
500,000(a)	Herbie Re, 15.004%, (3 Month U.S. Treasury Bill + 972 bps), 1/8/25 (144A)	483,050
1,750,000(a)	Matterhorn Re, 10.341%, (SOFR + 525 bps), 3/24/25 (144A)	1,659,700
750,000(a)	Matterhorn Re, 12.841%, (SOFR + 775 bps), 3/24/25 (144A)	712,425
2,900,000(a)	Mystic Re IV, 14.534%, (3 Month U.S. Treasury Bill + 925 bps), 1/8/26 (144A)	2,868,680
1,500,000(a)	Residential Re, 11.794%, (3 Month U.S. Treasury Bill + 651 bps), 12/6/24 (144A)	1,430,100
1,500,000(a)	Residential Re, 12.284%, (3 Month U.S. Treasury Bill + 700 bps), 12/6/26 (144A)	1,492,200
1,250,000(a)	Residential Re, 13.524%, (3 Month U.S. Treasury Bill + 824 bps), 12/6/24 (144A)	1,189,375
35Pioneer Strategic Income Fund |  | 6/30/23

Principal Amount USD ($)		Value
	Multiperil – U.S. — (continued)
500,000(a)	Sakura Re, 18.784%, (3 Month U.S. Treasury Bill + 1,350 bps), 1/5/26 (144A)	$ 533,050
2,250,000(a)	Sanders Re II, 8.374%, (3 Month U.S. Treasury Bill + 309 bps), 4/7/25 (144A)	2,134,800
250,000(a)	Sanders Re III, 11.034%, (3 Month U.S. Treasury Bill + 575 bps), 4/7/27 (144A)	246,250
750,000(a)	Sanders Re III, 11.534%, (3 Month U.S. Treasury Bill + 625 bps), 4/7/27 (144A)	767,850
750,000(a)	Sussex Re, 13.664%, (3 Month U.S. Treasury Bill + 838 bps), 1/8/25 (144A)	716,850
		$18,517,540

	Multiperil – U.S. & Canada — 0.0%†
250,000(a)	Matterhorn Re, 10.84%, (SOFR + 575 bps), 12/8/25 (144A)	$ 223,200
800,000(a)	Mona Lisa Re, 17.784%, (3 Month U.S. Treasury Bill + 1,250 bps), 1/8/26 (144A)	844,800
500,000(a)	Northshore Re II, 13.284%, (3 Month U.S. Treasury Bill + 800 bps), 7/8/25 (144A)	500,800
		$1,568,800

	Multiperil – U.S. Regional — 0.2%
750,000(a)	Aquila Re I, 12.784%, (3 Month U.S. Treasury Bill + 750 bps), 6/8/26 (144A)	$ 746,625
1,000,000(a)	Kilimanjaro III Re, 5.25%, (3 Month U.S. Treasury Bill + 525 bps), 6/25/25 (144A)	985,100
1,000,000(a)	Locke Tavern Re, 4.75%, (3 Month U.S. Treasury Bill + 475 bps), 4/9/26 (144A)	1,004,700
2,500,000(a)	Long Point Re IV, 9.534%, (3 Month U.S. Treasury Bill + 425 bps), 6/1/26 (144A)	2,481,250
		$5,217,675

	Multiperil – Worldwide — 0.1%
1,250,000(a)	Atlas Capital, 12.31%, (SOFR + 725 bps), 6/5/26 (144A)	$ 1,260,000
500,000(a)	Northshore Re II, 11.034%, (3 Month U.S. Treasury Bill + 575 bps), 1/8/24 (144A)	494,000
		$1,754,000

	Pandemic – U.S — 0.0%†
500,000(a)	Vitality Re XI, 7.084%, (3 Month U.S. Treasury Bill + 180 bps), 1/9/24 (144A)	$ 493,250
Pioneer Strategic Income Fund |  | 6/30/2336

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Windstorm – Florida — 0.0%†
500,000(a)	Integrity Re, 12.284%, (3 Month U.S. Treasury Bill + 700 bps), 6/6/25 (144A)	$ 450,000
	Windstorm – U.S. — 0.2%
750,000(a)	Alamo Re, 13.784%, (1 Month U.S. Treasury Bill + 850 bps), 6/7/26 (144A)	$ 735,150
750,000(a)	Bonanza Re, 10.154%, (3 Month U.S. Treasury Bill + 487 bps), 12/23/24 (144A)	644,475
250,000(a)	Bonanza Re, 11.034%, (3 Month U.S. Treasury Bill + 575 bps), 3/16/25 (144A)	210,300
250,000(a)	Bonanza Re, 13.534%, (3 Month U.S. Treasury Bill + 825 bps), 1/8/26 (144A)	247,525
1,000,000(a)	Cape Lookout Re, 11.784%, (1 Month U.S. Treasury Bill + 650 bps), 4/28/26 (144A)	1,008,000
500,000(a)	Gateway Re, 18.284%, (1 Month U.S. Treasury Bill + 1,300 bps), 2/24/26 (144A)	516,500
250,000(a)	Gateway Re II, 14.784%, (3 Month U.S. Treasury Bill + 950 bps), 4/27/26 (144A)	247,400
2,500,000(a)	Queen Street 2023 Re, 12.784%, (3 Month U.S. Treasury Bill + 750 bps), 12/8/25 (144A)	2,505,750
		$6,115,100

	Windstorm – U.S. Regional — 0.0%†
750,000(a)	Commonwealth Re, 8.784%, (3 Month U.S. Treasury Bill + 350 bps), 7/8/25 (144A)	$ 739,950
	Winterstorm – Florida — 0.1%
1,250,000(a)	Integrity Re, 17.284%, (1 Month U.S. Treasury Bill + 1,200 bps), 6/6/25 (144A)	$ 1,236,000
1,000,000(a)	Lightning Re, 16.284%, (3 Month U.S. Treasury Bill + 1,100 bps), 3/31/26 (144A)	1,028,000
		$2,264,000

	Total Event Linked Bonds	$49,385,255

37Pioneer Strategic Income Fund |  | 6/30/23

Face Amount USD ($)		Value
	Collateralized Reinsurance — 0.8%
	Earthquakes – California — 0.0%†
1,800,000(j)+	Adare Re 2022-2, 9/30/28	$ 1,880,182
	Multiperil – Massachusetts — 0.1%
1,250,000(b)(j)+	Ailsa Re 2022, 5/31/28	$ 1,294,466
1,500,000(b)(j)+	Denning Re 2022, 6/30/28	1,552,214
400,000(b)(j)+	Portsalon Re 2022, 5/31/28	366,768
		$3,213,448

	Multiperil – U.S. — 0.4%
6,000,000(b)(j)+	Ballybunion Re 2020, 2/29/24	$ 677,844
3,406,059(b)(j)+	Ballybunion Re 2021-3, 7/31/25	76,157
1,506,560(b)(j)+	Ballybunion Re 2022, 12/31/27	28,550
3,000,000(b)(j)+	Ballybunion Re 2022-2, 5/31/28	3,046,529
3,500,000(b)(j)+	Ballybunion Re 2022-3, 6/30/28	3,621,129
3,000,000(b)(j)+	Ballybunion Re 2023, 12/31/28	3,084,786
4,750,000(b)(j)+	Gamboge Re, 3/31/29	4,257,201
		$14,792,196

	Multiperil – Worldwide — 0.1%
1,000,000(b)(j)+	Clarendon Re 2023, 12/31/28	$ 982,780
140,000(b)(j)+	Limestone Re 2019-2B, 10/1/23 (144A)	—
1,020,000(b)(j)+	Limestone Re 2020-1, 3/1/24 (144A)	—
480,000(b)(j)+	Limestone Re 2020-1, 3/1/24 (144A)	—
500,000(j)+	Merion Re 2023-1, 12/31/28	482,229
250,000(b)(j)+	Old Head Re 2022, 12/31/27	125,000
250,000(b)(j)+	Old Head Re 2023, 12/31/28	215,361
500,000(j)+	Pine Valley Re 2023, 12/31/28	23,780
250,000(b)(j)+	Porthcawl Re 2023, 12/31/28	229,890
300,000(b)(j)+	Walton Health Re 2019, 6/30/24	158,410
2,000,000(b)(j)+	Walton Health Re 2022, 12/15/27	1,409,280
		$3,626,730

	Windstorm – Florida — 0.1%
1,750,000(b)(j)+	Formby Re 2018, 2/29/24	$ 56,041
1,750,000(b)(j)+	Isosceles Re 2022, 5/31/28	1,748,250
2,200,000(b)(j)+	Portrush Re 2017, 6/15/24	467,940
		$2,272,231

	Windstorm – U.S. Regional — 0.1%
1,500,000(a)(b)(j)+	Isosceles Insurance 2021, 7/10/23	$ 1,496,250
Pioneer Strategic Income Fund |  | 6/30/2338

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Face Amount USD ($)		Value
	Windstorm – U.S. Regional — (continued)
5,804,192(j)+	Oakmont Re 2020, 4/30/24	$ —
3,500,000(b)(j)+	Oakmont Re 2022, 4/1/28	1,100,769
		$2,597,019

	Total Collateralized Reinsurance	$28,381,806

	Reinsurance Sidecars — 1.7%
	Multiperil – U.S. — 0.0%†
1,750,000(b)(j)+	Carnoustie Re 2020, 12/31/23	$ 201,824
3,000,000(b)(k)+	Harambee Re 2018, 12/31/24	—
5,000,000(k)+	Harambee Re 2019, 12/31/24	8,500
3,000,000(b)(k)+	Harambee Re 2020, 12/31/23	42,600
		$252,924

	Multiperil – Worldwide — 1.7%
250,000(k)+	Alturas Re 2020-3, 9/30/24	$ —
2,639,535(b)(k)+	Alturas Re 2021-2, 12/31/24	—
236,951(b)(k)+	Alturas Re 2021-3, 7/31/25	29,998
2,318,301(b)(k)+	Alturas Re 2022-2, 12/31/27	1,051,813
3,932,000(b)(j)+	Bantry Re 2021, 12/31/24	7,864
3,280,525(b)(j)+	Bantry Re 2022, 12/31/27	383,365
5,000,000(b)(j)+	Bantry Re 2023, 12/31/28	5,425,000
9,947,951(b)(j)+	Berwick Re 2019-1, 12/31/24	1,586,698
2,000,000(b)(j)+	Berwick Re 2020-1, 12/31/23	200
3,500,000(b)(j)+	Berwick Re 2022, 12/31/27	223,155
3,500,000(b)(j)+	Berwick Re 2023, 12/31/28	3,762,500
700,000(b)(j)+	Eden Re II, 3/22/24 (144A)	250,600
524,241(b)(j)+	Eden Re II, 3/21/25 (144A)	295,777
880,000(b)(j)+	Eden Re II, 3/20/26 (144A)	529,998
3,000,000(b)(j)+	Eden Re II, 3/19/27 (144A)	3,056,700
1,250,000(b)(j)+	Gleneagles Re 2021, 12/31/24	125
1,250,000(b)(j)+	Gleneagles Re 2022, 12/31/27	617,905
2,737,878(j)+	Gullane Re 2018, 12/31/24	129,294
5,318,293(j)+	Gullane Re 2023, 12/31/28	5,745,264
500,000(b)(k)+	Lion Rock Re 2020, 1/31/24	—
500,000(b)(k)+	Lion Rock Re 2021, 12/31/24	104,650
2,545,246(b)(k)+	Lorenz Re 2019, 6/30/24	28,252
8,500,000(j)+	Merion Re 2018-2, 12/31/24	594,865
9,000,000(b)(j)+	Merion Re 2021-2, 12/31/24	1,768,500
6,551,154(b)(j)+	Merion Re 2022-2, 12/31/27	6,211,224
2,500,000(b)(j)+	Pangaea Re 2022-3, 5/31/28	2,700,630
4,250,000(b)(j)+	Pangaea Re 2023-1, 12/31/28	4,568,750
1,000,000(b)(j)+	Phoenix 3 Re 2023-3, 1/4/27	1,060,000
39Pioneer Strategic Income Fund |  | 6/30/23

Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
1,515,000(b)(j)+	RosaPenna Re 2022, 6/30/28	$ 1,606,657
360,000(j)+	Sector Re V, 3/1/24 (144A)	181,620
3,608(j)+	Sector Re V, 3/1/24 (144A)	87,130
155,997(j)+	Sector Re V, 12/1/24 (144A)	268,518
150,000(j)+	Sector Re V, 12/1/24 (144A)	258,195
55,079(a)(b)(j)+	Sector Re V, 12/1/26 (144A)	316,677
2,750(b)(j)+	Sector Re V, 3/1/27 (144A)	262,150
9,179(b)(j)+	Sector Re V, 3/1/27 (144A)	38,481
2,698,893(b)(j)+	Sector Re V, 12/1/27 (144A)	2,889,165
3,609,700(j)+	Sussex Re 2020-1, 12/31/24	4,693
1,000,000(b)(j)+	Sussex Re 2021-1, 12/31/24	32,800
3,000,000(k)+	Thopas Re 2019, 12/31/24	9,900
4,000,000(k)+	Thopas Re 2020, 12/31/23	—
5,000,000(k)+	Thopas Re 2021, 12/31/24	80,500
3,000,000(k)+	Thopas Re 2022, 12/31/27	—
3,192,294(b)(k)+	Thopas Re 2023, 12/31/28	3,465,235
2,818,951(k)+	Torricelli Re 2021, 7/31/25	89,076
3,000,000(b)(k)+	Torricelli Re 2022, 6/30/28	3,326,838
1,250,000(b)(k)+	Viribus Re 2018, 12/31/24	—
3,650,000(k)+	Viribus Re 2019, 12/31/24	25,915
4,139,570(b)(k)+	Viribus Re 2020, 12/31/23	142,815
2,500,000(k)+	Viribus Re 2022, 12/31/27	123,000
1,500,000(b)(k)+	Viribus Re 2023, 12/31/28	1,740,450
1,826,168(b)(j)+	Woburn Re 2018, 12/31/24	40,315
3,539,362(b)(j)+	Woburn Re 2019, 12/31/24	612,596
		$55,735,853

	Total Reinsurance Sidecars	$55,988,777

	Total Insurance-Linked Securities (Cost $131,635,046)	$133,755,838

Principal Amount USD ($)
	Foreign Government Bonds — 3.1% of Net Assets
	Angola — 0.2%
6,420,000	Angolan Government International Bond, 8.750%, 4/14/32 (144A)	$ 5,391,195
	Total Angola	$5,391,195

Pioneer Strategic Income Fund |  | 6/30/2340

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Argentina — 0.3%
351,880	Argentine Republic Government International Bond, 1.000%, 7/9/29	$ 113,905
5,955,800(e)	Argentine Republic Government International Bond, 1.500%, 7/9/35	1,776,657
8,500,000	Ciudad Autonoma De Buenos Aires, 7.500%, 6/1/27 (144A)	7,947,500
	Total Argentina	$9,838,062

	Bahamas — 0.2%
5,815,000	Bahamas Government International Bond, 8.950%, 10/15/32 (144A)	$ 4,981,425
	Total Bahamas	$4,981,425

	Colombia — 0.1%
4,800,000	Colombia Government International Bond, 3.125%, 4/15/31	$ 3,614,400
	Total Colombia	$3,614,400

	Egypt — 0.2%
2,520,000	Egypt Government International Bond, 5.875%, 2/16/31 (144A)	$ 1,381,464
5,560,000	Egypt Government International Bond, 7.053%, 1/15/32 (144A)	3,140,288
2,000,000	Egypt Government International Bond, 8.875%, 5/29/50 (144A)	1,072,480
	Total Egypt	$5,594,232

	Ghana — 0.1%
7,018,000(i)	Ghana Government International Bond, 7.875%, 2/11/35 (144A)	$ 3,024,197
	Total Ghana	$3,024,197

	Indonesia — 0.4%
IDR219,632,000,000	Indonesia Treasury Bond, 6.125%, 5/15/28	$ 14,708,091
	Total Indonesia	$14,708,091

	Ivory Coast — 0.4%
EUR8,965,000	Ivory Coast Government International Bond, 4.875%, 1/30/32 (144A)	$ 7,599,717
EUR3,270,000	Ivory Coast Government International Bond, 5.875%, 10/17/31 (144A)	2,979,467
2,500,000	Ivory Coast Government International Bond, 6.125%, 6/15/33 (144A)	2,187,400
	Total Ivory Coast	$12,766,584

41Pioneer Strategic Income Fund |  | 6/30/23

Principal Amount USD ($)		Value
	Rwanda — 0.1%
5,525,000	Rwanda International Government Bond, 5.500%, 8/9/31 (144A)	$ 4,157,982
	Total Rwanda	$4,157,982

	Serbia — 0.1%
EUR6,600,000	Serbia International Bond, 2.050%, 9/23/36 (144A)	$ 4,405,414
	Total Serbia	$4,405,414

	Supranational — 0.4%
INR435,400,000	International Bank for Reconstruction & Development, 6.500%, 4/17/30	$ 5,222,226
INR581,000,000	International Bank for Reconstruction & Development, 6.850%, 4/24/28	7,061,804
KZT1,169,000,000	International Bank for Reconstruction & Development, 12.500%, 2/21/25	2,494,783
	Total Supranational	$14,778,813

	Turkey — 0.2%
6,210,000	Turkey Government International Bond, 9.125%, 7/13/30	$ 6,153,862
	Total Turkey	$6,153,862

	Ukraine — 0.1%
EUR4,490,000(i)	Ukraine Government International Bond, 4.375%, 1/27/32 (144A)	$ 1,040,328
9,575,000(i)	Ukraine Government International Bond, 7.375%, 9/25/34 (144A)	2,188,692
	Total Ukraine	$3,229,020

	Uzbekistan — 0.3%
UZS76,270,000,000	Republic of Uzbekistan International Bond, 14.000%, 7/19/24 (144A)	$ 6,465,795
UZS33,340,000,000	Republic of Uzbekistan International Bond, 14.500%, 11/25/23 (144A)	2,873,734
	Total Uzbekistan	$9,339,529

	Total Foreign Government Bonds (Cost $135,118,554)	$101,982,806

	U.S. Government and Agency Obligations — 22.6% of Net Assets
6,316,877	Federal Home Loan Mortgage Corp., 1.500%, 12/1/41	$ 5,116,592
928,193	Federal Home Loan Mortgage Corp., 1.500%, 1/1/42	751,436
Pioneer Strategic Income Fund |  | 6/30/2342

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
914,118	Federal Home Loan Mortgage Corp., 1.500%, 1/1/42	$ 740,043
7,299,541	Federal Home Loan Mortgage Corp., 1.500%, 1/1/42	5,909,480
2,733,436	Federal Home Loan Mortgage Corp., 1.500%, 2/1/42	2,212,904
4,562,218	Federal Home Loan Mortgage Corp., 1.500%, 2/1/42	3,691,531
934,635	Federal Home Loan Mortgage Corp., 1.500%, 3/1/42	755,874
181,626	Federal Home Loan Mortgage Corp., 2.000%, 2/1/42	153,533
1,334,578	Federal Home Loan Mortgage Corp., 2.000%, 3/1/52	1,090,427
21,408,636	Federal Home Loan Mortgage Corp., 2.500%, 5/1/51	18,233,036
113,255	Federal Home Loan Mortgage Corp., 3.000%, 11/1/47	101,646
32,489	Federal Home Loan Mortgage Corp., 3.500%, 1/1/52	29,667
2,593,081	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	2,375,502
168,768	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	153,888
1,585,675	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	1,455,207
1,916,905	Federal Home Loan Mortgage Corp., 4.000%, 10/1/42	1,845,145
639,537	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	608,109
187,028	Federal Home Loan Mortgage Corp., 4.000%, 6/1/50	177,229
184,108	Federal Home Loan Mortgage Corp., 4.000%, 2/1/51	173,794
102,601	Federal Home Loan Mortgage Corp., 4.000%, 4/1/51	96,540
91,737	Federal Home Loan Mortgage Corp., 4.000%, 9/1/51	86,153
540,889	Federal Home Loan Mortgage Corp., 4.000%, 9/1/51	508,402
160,185	Federal Home Loan Mortgage Corp., 4.000%, 6/1/52	150,419
43Pioneer Strategic Income Fund |  | 6/30/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
88,779	Federal Home Loan Mortgage Corp., 4.500%, 10/1/35	$ 87,573
274,081	Federal Home Loan Mortgage Corp., 4.500%, 7/1/40	270,973
169,798	Federal Home Loan Mortgage Corp., 4.500%, 11/1/40	167,432
6,191	Federal Home Loan Mortgage Corp., 4.500%, 9/1/43	6,034
100,005	Federal Home Loan Mortgage Corp., 4.500%, 10/1/43	98,254
404,826	Federal Home Loan Mortgage Corp., 4.500%, 11/1/43	397,728
5,226	Federal Home Loan Mortgage Corp., 4.500%, 3/1/44	5,135
14,660	Federal Home Loan Mortgage Corp., 4.500%, 5/1/44	14,403
7,270	Federal Home Loan Mortgage Corp., 5.000%, 5/1/34	7,310
9,254	Federal Home Loan Mortgage Corp., 5.000%, 11/1/34	9,331
42,620	Federal Home Loan Mortgage Corp., 5.000%, 12/1/34	42,973
30,068	Federal Home Loan Mortgage Corp., 5.000%, 7/1/35	30,317
73,875	Federal Home Loan Mortgage Corp., 5.000%, 9/1/38	74,489
107,574	Federal Home Loan Mortgage Corp., 5.000%, 9/1/38	108,468
3,748	Federal Home Loan Mortgage Corp., 5.000%, 10/1/38	3,779
532	Federal Home Loan Mortgage Corp., 5.000%, 5/1/39	534
1,591,872	Federal Home Loan Mortgage Corp., 5.000%, 11/1/39	1,600,806
943	Federal Home Loan Mortgage Corp., 5.000%, 12/1/39	946
415,694	Federal Home Loan Mortgage Corp., 5.000%, 8/1/50	411,608
1,757,070	Federal Home Loan Mortgage Corp., 5.000%, 12/1/50	1,736,899
1,182,963	Federal Home Loan Mortgage Corp., 5.000%, 9/1/52	1,187,053
Pioneer Strategic Income Fund |  | 6/30/2344

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,360,736	Federal Home Loan Mortgage Corp., 5.000%, 10/1/52	$ 1,365,441
115,759	Federal Home Loan Mortgage Corp., 5.000%, 3/1/53	113,468
939,743	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	920,907
6,702,177	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	6,567,906
693,515	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	680,824
111,710	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	109,490
312,224	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	306,198
270,210	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	265,321
745,604	Federal Home Loan Mortgage Corp., 5.500%, 6/1/41	766,815
2,156,134	Federal Home Loan Mortgage Corp., 5.500%, 7/1/49	2,177,898
317,015	Federal Home Loan Mortgage Corp., 5.500%, 3/1/53	318,516
500,268	Federal Home Loan Mortgage Corp., 5.500%, 3/1/53	499,140
370,204	Federal Home Loan Mortgage Corp., 5.500%, 3/1/53	369,146
162,695	Federal Home Loan Mortgage Corp., 5.500%, 4/1/53	162,061
200,623	Federal Home Loan Mortgage Corp., 5.500%, 4/1/53	199,995
145,721	Federal Home Loan Mortgage Corp., 5.500%, 4/1/53	145,229
362,362	Federal Home Loan Mortgage Corp., 5.500%, 4/1/53	361,863
737,172	Federal Home Loan Mortgage Corp., 5.500%, 4/1/53	734,657
15,307	Federal Home Loan Mortgage Corp., 6.000%, 1/1/33	15,474
1,757	Federal Home Loan Mortgage Corp., 6.000%, 3/1/33	1,774
10,520	Federal Home Loan Mortgage Corp., 6.000%, 3/1/33	10,626
45Pioneer Strategic Income Fund |  | 6/30/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
18,369	Federal Home Loan Mortgage Corp., 6.000%, 1/1/34	$ 19,049
46,185	Federal Home Loan Mortgage Corp., 6.000%, 6/1/35	46,670
17,704	Federal Home Loan Mortgage Corp., 6.000%, 12/1/36	18,018
1,559	Federal Home Loan Mortgage Corp., 6.000%, 10/1/37	1,590
43,030	Federal Home Loan Mortgage Corp., 6.000%, 12/1/37	44,697
693,713	Federal Home Loan Mortgage Corp., 6.000%, 10/1/52	708,757
353,812	Federal Home Loan Mortgage Corp., 6.000%, 3/1/53	364,438
254,804	Federal Home Loan Mortgage Corp., 6.000%, 3/1/53	259,886
191,647	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	197,663
235,604	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	238,137
148,740	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	150,228
164,422	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	166,815
500,000	Federal Home Loan Mortgage Corp., 6.000%, 7/1/53	504,567
1,574	Federal Home Loan Mortgage Corp., 6.500%, 9/1/32	1,610
887,958	Federal Home Loan Mortgage Corp., 6.500%, 1/1/53	912,488
5,604,083	Federal Home Loan Mortgage Corp., 6.500%, 2/1/53	5,895,834
186,708	Federal Home Loan Mortgage Corp., 6.500%, 4/1/53	192,978
148,771	Federal Home Loan Mortgage Corp., 6.500%, 4/1/53	152,972
31,982,342	Federal National Mortgage Association, 1.500%, 11/1/41	25,905,324
8,173,756	Federal National Mortgage Association, 1.500%, 1/1/42	6,623,982
5,456,250	Federal National Mortgage Association, 1.500%, 1/1/42	4,417,204
Pioneer Strategic Income Fund |  | 6/30/2346

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
7,416,096	Federal National Mortgage Association, 1.500%, 2/1/42	$ 6,000,741
2,743,660	Federal National Mortgage Association, 1.500%, 3/1/42	2,218,890
10,741,318	Federal National Mortgage Association, 2.000%, 12/1/41	9,085,704
560,312	Federal National Mortgage Association, 2.000%, 2/1/42	472,713
198,069	Federal National Mortgage Association, 2.000%, 2/1/42	167,101
661,434	Federal National Mortgage Association, 2.000%, 11/1/50	547,714
332,141	Federal National Mortgage Association, 2.000%, 1/1/51	277,354
5,597,043	Federal National Mortgage Association, 2.000%, 11/1/51	4,615,126
3,820,578	Federal National Mortgage Association, 2.000%, 3/1/52	3,118,974
634,134	Federal National Mortgage Association, 2.500%, 9/1/50	546,113
1,996,763	Federal National Mortgage Association, 2.500%, 9/1/50	1,718,233
273,115	Federal National Mortgage Association, 2.500%, 9/1/50	237,393
185,066	Federal National Mortgage Association, 2.500%, 10/1/50	160,862
23,440,054	Federal National Mortgage Association, 2.500%, 5/1/51	20,151,943
6,177,941	Federal National Mortgage Association, 2.500%, 11/1/51	5,308,258
6,290,479	Federal National Mortgage Association, 2.500%, 12/1/51	5,378,545
12,712,468	Federal National Mortgage Association, 2.500%, 1/1/52	10,867,653
1,429,810	Federal National Mortgage Association, 2.500%, 2/1/52	1,227,206
363,282	Federal National Mortgage Association, 2.500%, 4/1/52	311,448
37,955	Federal National Mortgage Association, 3.000%, 5/1/46	34,142
62,559	Federal National Mortgage Association, 3.000%, 10/1/46	56,271
47Pioneer Strategic Income Fund |  | 6/30/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
183,797	Federal National Mortgage Association, 3.000%, 11/1/46	$ 164,517
96,050	Federal National Mortgage Association, 3.000%, 11/1/46	86,496
39,403	Federal National Mortgage Association, 3.000%, 1/1/47	35,387
38,863	Federal National Mortgage Association, 3.000%, 3/1/47	34,828
431,195	Federal National Mortgage Association, 3.000%, 3/1/47	383,506
1,685,809	Federal National Mortgage Association, 3.000%, 3/1/47	1,516,022
1,061,400	Federal National Mortgage Association, 3.000%, 4/1/47	950,088
1,867,344	Federal National Mortgage Association, 3.000%, 5/1/48	1,662,545
11,153,798	Federal National Mortgage Association, 3.000%, 1/1/52	9,916,458
14,990,186	Federal National Mortgage Association, 3.000%, 3/1/52	13,412,522
3,160,511	Federal National Mortgage Association, 3.000%, 2/1/57	2,755,173
729,540	Federal National Mortgage Association, 3.500%, 9/1/45	679,834
670,603	Federal National Mortgage Association, 3.500%, 6/1/46	622,488
524,603	Federal National Mortgage Association, 3.500%, 9/1/46	488,858
137,734	Federal National Mortgage Association, 3.500%, 12/1/51	125,654
1,690,852	Federal National Mortgage Association, 3.500%, 2/1/52	1,565,313
174,166	Federal National Mortgage Association, 3.500%, 3/1/52	158,833
2,966,599	Federal National Mortgage Association, 3.500%, 3/1/52	2,729,465
5,720,224	Federal National Mortgage Association, 3.500%, 3/1/52	5,220,351
639,817	Federal National Mortgage Association, 3.500%, 4/1/52	583,408
2,379,137	Federal National Mortgage Association, 3.500%, 4/1/52	2,168,549
Pioneer Strategic Income Fund |  | 6/30/2348

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,045,684	Federal National Mortgage Association, 3.500%, 4/1/52	$ 959,643
4,228,049	Federal National Mortgage Association, 3.500%, 5/1/52	3,873,281
489,567	Federal National Mortgage Association, 3.500%, 5/1/52	454,695
3,833,316	Federal National Mortgage Association, 3.500%, 6/1/52	3,510,193
1,386,645	Federal National Mortgage Association, 3.500%, 9/1/55	1,287,889
7,385,366	Federal National Mortgage Association, 3.500%, 8/1/58	6,730,699
3,090	Federal National Mortgage Association, 4.000%, 12/1/30	3,015
360,011	Federal National Mortgage Association, 4.000%, 9/1/37	346,153
3,776,637	Federal National Mortgage Association, 4.000%, 10/1/40	3,659,925
1,488,654	Federal National Mortgage Association, 4.000%, 12/1/40	1,440,533
2,139	Federal National Mortgage Association, 4.000%, 11/1/41	2,056
514,482	Federal National Mortgage Association, 4.000%, 11/1/41	494,671
4,103,982	Federal National Mortgage Association, 4.000%, 12/1/41	3,945,869
11,326	Federal National Mortgage Association, 4.000%, 12/1/41	10,928
1,334,118	Federal National Mortgage Association, 4.000%, 1/1/42	1,282,709
1,502,799	Federal National Mortgage Association, 4.000%, 4/1/42	1,444,907
55,991	Federal National Mortgage Association, 4.000%, 7/1/42	53,831
49,648	Federal National Mortgage Association, 4.000%, 6/1/44	47,573
19,013	Federal National Mortgage Association, 4.000%, 6/1/45	18,463
105,629	Federal National Mortgage Association, 4.000%, 7/1/45	101,024
25,636	Federal National Mortgage Association, 4.000%, 5/1/50	24,348
49Pioneer Strategic Income Fund |  | 6/30/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
175,095	Federal National Mortgage Association, 4.000%, 7/1/50	$ 165,147
31,366	Federal National Mortgage Association, 4.000%, 10/1/50	29,594
107,792	Federal National Mortgage Association, 4.000%, 11/1/50	101,641
884,178	Federal National Mortgage Association, 4.000%, 11/1/50	834,907
441,322	Federal National Mortgage Association, 4.000%, 12/1/50	415,617
36,945	Federal National Mortgage Association, 4.000%, 1/1/51	34,888
9,450	Federal National Mortgage Association, 4.000%, 1/1/51	8,932
183,627	Federal National Mortgage Association, 4.000%, 1/1/51	172,773
98,568	Federal National Mortgage Association, 4.000%, 2/1/51	93,127
263,219	Federal National Mortgage Association, 4.000%, 2/1/51	247,911
335,000	Federal National Mortgage Association, 4.000%, 4/1/51	315,655
29,522	Federal National Mortgage Association, 4.000%, 5/1/51	27,808
669,974	Federal National Mortgage Association, 4.000%, 6/1/51	629,990
158,249	Federal National Mortgage Association, 4.000%, 7/1/51	150,415
1,900,140	Federal National Mortgage Association, 4.000%, 7/1/51	1,786,596
97,873	Federal National Mortgage Association, 4.000%, 8/1/51	91,983
67,105	Federal National Mortgage Association, 4.000%, 9/1/51	63,101
248,591	Federal National Mortgage Association, 4.000%, 6/1/52	233,435
800,000	Federal National Mortgage Association, 4.000%, 7/1/53 (TBA)	750,719
38,302	Federal National Mortgage Association, 4.000%, 7/1/56	36,066
68,769	Federal National Mortgage Association, 4.000%, 1/1/57	64,668
Pioneer Strategic Income Fund |  | 6/30/2350

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
12,000,000	Federal National Mortgage Association, 4.500%, 7/1/38 (TBA)	$ 11,765,625
1,108,347	Federal National Mortgage Association, 4.500%, 11/1/40	1,091,635
3,163,268	Federal National Mortgage Association, 4.500%, 12/1/40	3,123,802
124,911	Federal National Mortgage Association, 4.500%, 3/1/41	122,703
3,273	Federal National Mortgage Association, 4.500%, 4/1/41	3,232
1,618,584	Federal National Mortgage Association, 4.500%, 5/1/41	1,598,378
674,403	Federal National Mortgage Association, 4.500%, 7/1/41	665,986
2,309,262	Federal National Mortgage Association, 4.500%, 8/1/41	2,274,457
241,220	Federal National Mortgage Association, 4.500%, 9/1/41	237,582
33,089	Federal National Mortgage Association, 4.500%, 3/1/43	32,676
786,179	Federal National Mortgage Association, 4.500%, 9/1/43	772,273
3,478,826	Federal National Mortgage Association, 4.500%, 9/1/43	3,435,446
2,381,509	Federal National Mortgage Association, 4.500%, 1/1/44	2,351,810
1,039,493	Federal National Mortgage Association, 4.500%, 3/1/44	1,027,454
9,363,659	Federal National Mortgage Association, 4.500%, 7/1/44	9,213,587
227,443	Federal National Mortgage Association, 4.500%, 1/1/47	222,069
1,344,418	Federal National Mortgage Association, 4.500%, 8/1/47	1,323,795
860,775	Federal National Mortgage Association, 5.000%, 6/1/35	866,903
268,987	Federal National Mortgage Association, 5.000%, 7/1/35	270,904
646,969	Federal National Mortgage Association, 5.000%, 7/1/35	651,584
295,950	Federal National Mortgage Association, 5.000%, 8/1/35	298,056
51Pioneer Strategic Income Fund |  | 6/30/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
87,629	Federal National Mortgage Association, 5.000%, 5/1/38	$ 88,256
16,000,000	Federal National Mortgage Association, 5.000%, 7/1/38 (TBA)	15,894,375
315,733	Federal National Mortgage Association, 5.000%, 1/1/39	316,591
197,832	Federal National Mortgage Association, 5.000%, 7/1/39	199,244
200,663	Federal National Mortgage Association, 5.000%, 7/1/39	202,099
22,604	Federal National Mortgage Association, 5.000%, 7/1/39	22,491
553,250	Federal National Mortgage Association, 5.000%, 6/1/40	557,213
56,027	Federal National Mortgage Association, 5.000%, 6/1/40	56,428
359,283	Federal National Mortgage Association, 5.000%, 7/1/40	360,880
203,021	Federal National Mortgage Association, 5.000%, 10/1/40	204,471
91,174	Federal National Mortgage Association, 5.000%, 5/1/41	91,084
91,202	Federal National Mortgage Association, 5.000%, 7/1/41	91,853
122,758	Federal National Mortgage Association, 5.000%, 12/1/41	122,134
2,133,790	Federal National Mortgage Association, 5.000%, 9/1/43	2,144,679
6,655,872	Federal National Mortgage Association, 5.000%, 11/1/44	6,703,468
2,172,871	Federal National Mortgage Association, 5.000%, 10/1/50	2,157,553
1,866,445	Federal National Mortgage Association, 5.000%, 6/1/52	1,857,034
4,748,180	Federal National Mortgage Association, 5.000%, 8/1/52	4,653,790
270,154	Federal National Mortgage Association, 5.000%, 2/1/53	264,990
440,880	Federal National Mortgage Association, 5.000%, 2/1/53	432,944
570,982	Federal National Mortgage Association, 5.000%, 2/1/53	560,023
Pioneer Strategic Income Fund |  | 6/30/2352

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,068,599	Federal National Mortgage Association, 5.000%, 3/1/53	$ 1,047,541
251,184	Federal National Mortgage Association, 5.000%, 3/1/53	246,792
1,094,252	Federal National Mortgage Association, 5.000%, 4/1/53	1,073,132
135,508	Federal National Mortgage Association, 5.000%, 4/1/53	133,326
161,598	Federal National Mortgage Association, 5.000%, 4/1/53	158,509
897,112	Federal National Mortgage Association, 5.000%, 4/1/53	879,130
4,887	Federal National Mortgage Association, 5.500%, 5/1/33	4,871
3,237	Federal National Mortgage Association, 5.500%, 6/1/33	3,245
12,471	Federal National Mortgage Association, 5.500%, 7/1/33	12,760
25,669	Federal National Mortgage Association, 5.500%, 4/1/34	26,263
4,006	Federal National Mortgage Association, 5.500%, 10/1/35	4,087
47,191	Federal National Mortgage Association, 5.500%, 12/1/35	47,755
20,525	Federal National Mortgage Association, 5.500%, 3/1/36	20,644
540,611	Federal National Mortgage Association, 5.500%, 5/1/49	545,902
1,736,071	Federal National Mortgage Association, 5.500%, 4/1/50	1,753,594
4,081,796	Federal National Mortgage Association, 5.500%, 4/1/50	4,122,997
452,270	Federal National Mortgage Association, 5.500%, 11/1/52	451,675
1,896,502	Federal National Mortgage Association, 5.500%, 1/1/53	1,900,445
2,393,995	Federal National Mortgage Association, 5.500%, 1/1/53	2,409,312
1,093,738	Federal National Mortgage Association, 5.500%, 1/1/53	1,099,048
1,693,711	Federal National Mortgage Association, 5.500%, 2/1/53	1,689,133
53Pioneer Strategic Income Fund |  | 6/30/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
256,258	Federal National Mortgage Association, 5.500%, 2/1/53	$ 257,503
596,599	Federal National Mortgage Association, 5.500%, 2/1/53	597,841
1,302,252	Federal National Mortgage Association, 5.500%, 4/1/53	1,298,170
1,194,059	Federal National Mortgage Association, 5.500%, 4/1/53	1,189,985
219,387	Federal National Mortgage Association, 5.500%, 4/1/53	220,425
304,434	Federal National Mortgage Association, 5.500%, 4/1/53	304,748
594,836	Federal National Mortgage Association, 5.500%, 4/1/53	592,642
499,523	Federal National Mortgage Association, 5.500%, 4/1/53	500,500
281,450	Federal National Mortgage Association, 5.500%, 4/1/53	281,167
25,000,000	Federal National Mortgage Association, 5.500%, 7/1/53 (TBA)	24,878,906
372	Federal National Mortgage Association, 6.000%, 3/1/32	383
633	Federal National Mortgage Association, 6.000%, 10/1/32	651
2,709	Federal National Mortgage Association, 6.000%, 11/1/32	2,735
7,584	Federal National Mortgage Association, 6.000%, 12/1/32	7,653
2,859	Federal National Mortgage Association, 6.000%, 1/1/33	2,946
1,461	Federal National Mortgage Association, 6.000%, 3/1/33	1,508
9,242	Federal National Mortgage Association, 6.000%, 5/1/33	9,332
23,229	Federal National Mortgage Association, 6.000%, 12/1/33	24,071
18,775	Federal National Mortgage Association, 6.000%, 1/1/34	19,409
99,723	Federal National Mortgage Association, 6.000%, 6/1/37	102,491
36,222	Federal National Mortgage Association, 6.000%, 12/1/37	37,568
Pioneer Strategic Income Fund |  | 6/30/2354

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
61,786	Federal National Mortgage Association, 6.000%, 4/1/38	$ 64,106
13,884	Federal National Mortgage Association, 6.000%, 7/1/38	14,010
1,704,980	Federal National Mortgage Association, 6.000%, 1/1/53	1,753,295
546,553	Federal National Mortgage Association, 6.000%, 1/1/53	558,339
253,349	Federal National Mortgage Association, 6.000%, 1/1/53	258,116
2,174,150	Federal National Mortgage Association, 6.000%, 1/1/53	2,215,009
591,472	Federal National Mortgage Association, 6.000%, 2/1/53	598,044
190,525	Federal National Mortgage Association, 6.000%, 2/1/53	196,693
373,801	Federal National Mortgage Association, 6.000%, 3/1/53	377,609
255,566	Federal National Mortgage Association, 6.000%, 3/1/53	258,421
145,210	Federal National Mortgage Association, 6.000%, 3/1/53	147,088
246,380	Federal National Mortgage Association, 6.000%, 3/1/53	249,941
349,392	Federal National Mortgage Association, 6.000%, 4/1/53	352,939
3,393,309	Federal National Mortgage Association, 6.000%, 5/1/53	3,489,572
1,900,054	Federal National Mortgage Association, 6.000%, 5/1/53	1,930,386
200,000	Federal National Mortgage Association, 6.000%, 6/1/53	203,369
200,000	Federal National Mortgage Association, 6.000%, 6/1/53	204,059
200,000	Federal National Mortgage Association, 6.000%, 6/1/53	202,826
200,000	Federal National Mortgage Association, 6.000%, 6/1/53	201,851
200,000	Federal National Mortgage Association, 6.000%, 6/1/53	202,067
300,000	Federal National Mortgage Association, 6.000%, 6/1/53	303,786
55Pioneer Strategic Income Fund |  | 6/30/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
400,000	Federal National Mortgage Association, 6.000%, 6/1/53	$ 409,301
300,000	Federal National Mortgage Association, 6.000%, 6/1/53	305,025
36,600,000	Federal National Mortgage Association, 6.000%, 7/1/53 (TBA)	36,923,110
83	Federal National Mortgage Association, 6.500%, 4/1/29	85
275	Federal National Mortgage Association, 6.500%, 5/1/31	281
96	Federal National Mortgage Association, 6.500%, 6/1/31	98
209	Federal National Mortgage Association, 6.500%, 2/1/32	218
1,495	Federal National Mortgage Association, 6.500%, 3/1/32	1,527
612	Federal National Mortgage Association, 6.500%, 8/1/32	629
171,593	Federal National Mortgage Association, 6.500%, 2/1/53	176,944
1,334,401	Federal National Mortgage Association, 6.500%, 3/1/53	1,380,520
265,245	Federal National Mortgage Association, 6.500%, 3/1/53	274,054
962,023	Federal National Mortgage Association, 6.500%, 3/1/53	983,842
208,653	Federal National Mortgage Association, 6.500%, 4/1/53	214,738
196,506	Federal National Mortgage Association, 6.500%, 4/1/53	204,694
221,642	Federal National Mortgage Association, 6.500%, 4/1/53	227,813
171	Federal National Mortgage Association, 7.000%, 5/1/28	172
98	Federal National Mortgage Association, 7.000%, 2/1/29	99
231	Federal National Mortgage Association, 7.000%, 7/1/31	229
98	Federal National Mortgage Association, 7.500%, 1/1/28	98
9,000,000	Government National Mortgage Association, 6.000%, 7/20/53 (TBA)	9,059,766
Pioneer Strategic Income Fund |  | 6/30/2356

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,000,000	Government National Mortgage Association, 6.000%, 8/20/53 (TBA)	$ 2,012,344
445,148	Government National Mortgage Association I, 3.500%, 10/15/42	419,851
1,708	Government National Mortgage Association I, 4.000%, 3/15/39	1,666
2,938	Government National Mortgage Association I, 4.000%, 4/15/39	2,834
2,667	Government National Mortgage Association I, 4.000%, 4/15/39	2,592
4,193	Government National Mortgage Association I, 4.000%, 7/15/39	4,038
3,501	Government National Mortgage Association I, 4.000%, 1/15/40	3,388
60,485	Government National Mortgage Association I, 4.000%, 4/15/40	58,542
100,039	Government National Mortgage Association I, 4.000%, 7/15/40	96,330
65,870	Government National Mortgage Association I, 4.000%, 8/15/40	63,755
36,504	Government National Mortgage Association I, 4.000%, 8/15/40	35,151
17,731	Government National Mortgage Association I, 4.000%, 9/15/40	17,161
21,302	Government National Mortgage Association I, 4.000%, 10/15/40	20,737
6,243	Government National Mortgage Association I, 4.000%, 10/15/40	6,043
3,000	Government National Mortgage Association I, 4.000%, 10/15/40	2,919
2,183	Government National Mortgage Association I, 4.000%, 11/15/40	2,124
28,933	Government National Mortgage Association I, 4.000%, 11/15/40	28,188
66,065	Government National Mortgage Association I, 4.000%, 11/15/40	63,942
68,253	Government National Mortgage Association I, 4.000%, 11/15/40	65,723
366,554	Government National Mortgage Association I, 4.000%, 12/15/40	354,777
2,733	Government National Mortgage Association I, 4.000%, 12/15/40	2,645
57Pioneer Strategic Income Fund |  | 6/30/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,770	Government National Mortgage Association I, 4.000%, 12/15/40	$ 2,681
1,136	Government National Mortgage Association I, 4.000%, 1/15/41	1,099
13,050	Government National Mortgage Association I, 4.000%, 1/15/41	12,696
20,188	Government National Mortgage Association I, 4.000%, 1/15/41	19,584
5,137	Government National Mortgage Association I, 4.000%, 2/15/41	4,971
236,764	Government National Mortgage Association I, 4.000%, 2/15/41	229,243
26,240	Government National Mortgage Association I, 4.000%, 3/15/41	25,534
5,558	Government National Mortgage Association I, 4.000%, 4/15/41	5,407
11,977	Government National Mortgage Association I, 4.000%, 5/15/41	11,687
4,574	Government National Mortgage Association I, 4.000%, 5/15/41	4,411
1,107	Government National Mortgage Association I, 4.000%, 6/15/41	1,074
741	Government National Mortgage Association I, 4.000%, 6/15/41	723
573,263	Government National Mortgage Association I, 4.000%, 6/15/41	552,003
13,441	Government National Mortgage Association I, 4.000%, 7/15/41	13,079
2,792	Government National Mortgage Association I, 4.000%, 7/15/41	2,725
91,650	Government National Mortgage Association I, 4.000%, 7/15/41	89,156
52,623	Government National Mortgage Association I, 4.000%, 7/15/41	50,932
1,207	Government National Mortgage Association I, 4.000%, 7/15/41	1,178
28,270	Government National Mortgage Association I, 4.000%, 7/15/41	27,361
3,457	Government National Mortgage Association I, 4.000%, 8/15/41	3,334
36,523	Government National Mortgage Association I, 4.000%, 8/15/41	35,349
Pioneer Strategic Income Fund |  | 6/30/2358

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,504	Government National Mortgage Association I, 4.000%, 8/15/41	$ 2,411
25,309	Government National Mortgage Association I, 4.000%, 9/15/41	24,495
4,544	Government National Mortgage Association I, 4.000%, 9/15/41	4,420
11,048	Government National Mortgage Association I, 4.000%, 9/15/41	10,751
5,669	Government National Mortgage Association I, 4.000%, 9/15/41	5,515
92	Government National Mortgage Association I, 4.000%, 9/15/41	90
179,614	Government National Mortgage Association I, 4.000%, 9/15/41	173,840
109,827	Government National Mortgage Association I, 4.000%, 9/15/41	105,917
2,516	Government National Mortgage Association I, 4.000%, 9/15/41	2,449
2,350	Government National Mortgage Association I, 4.000%, 10/15/41	2,274
1,772	Government National Mortgage Association I, 4.000%, 10/15/41	1,715
5,652	Government National Mortgage Association I, 4.000%, 10/15/41	5,483
5,582	Government National Mortgage Association I, 4.000%, 10/15/41	5,409
3,596	Government National Mortgage Association I, 4.000%, 10/15/41	3,480
3,988	Government National Mortgage Association I, 4.000%, 11/15/41	3,880
83,092	Government National Mortgage Association I, 4.000%, 11/15/41	80,421
5,692	Government National Mortgage Association I, 4.000%, 11/15/41	5,509
11,754	Government National Mortgage Association I, 4.000%, 12/15/41	11,289
4,353	Government National Mortgage Association I, 4.000%, 12/15/41	4,236
5,430	Government National Mortgage Association I, 4.000%, 12/15/41	5,255
418,194	Government National Mortgage Association I, 4.000%, 1/15/42	406,814
59Pioneer Strategic Income Fund |  | 6/30/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,036	Government National Mortgage Association I, 4.000%, 2/15/42	$ 1,970
80,772	Government National Mortgage Association I, 4.000%, 2/15/42	78,175
25,915	Government National Mortgage Association I, 4.000%, 2/15/42	25,210
1,001	Government National Mortgage Association I, 4.000%, 2/15/42	965
4,914	Government National Mortgage Association I, 4.000%, 2/15/42	4,781
751,248	Government National Mortgage Association I, 4.000%, 5/15/42	727,091
36,562	Government National Mortgage Association I, 4.000%, 6/15/42	35,675
28,858	Government National Mortgage Association I, 4.000%, 6/15/42	27,930
22,008	Government National Mortgage Association I, 4.000%, 6/15/42	21,409
7,328	Government National Mortgage Association I, 4.000%, 10/15/42	7,129
256,878	Government National Mortgage Association I, 4.000%, 4/15/43	249,887
111,863	Government National Mortgage Association I, 4.000%, 5/15/43	108,818
1,369	Government National Mortgage Association I, 4.000%, 5/15/43	1,314
23,003	Government National Mortgage Association I, 4.000%, 6/15/43	22,183
138,821	Government National Mortgage Association I, 4.000%, 8/15/43	134,357
61,134	Government National Mortgage Association I, 4.000%, 9/15/43	59,290
3,505	Government National Mortgage Association I, 4.000%, 9/15/43	3,392
43,370	Government National Mortgage Association I, 4.000%, 2/15/44	42,318
26,659	Government National Mortgage Association I, 4.000%, 3/15/44	25,949
629,221	Government National Mortgage Association I, 4.000%, 3/15/44	609,221
998,670	Government National Mortgage Association I, 4.000%, 3/15/44	966,894
Pioneer Strategic Income Fund |  | 6/30/2360

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
33,025	Government National Mortgage Association I, 4.000%, 3/15/44	$ 32,126
32,804	Government National Mortgage Association I, 4.000%, 3/15/44	31,749
179,854	Government National Mortgage Association I, 4.000%, 3/15/44	174,128
302,503	Government National Mortgage Association I, 4.000%, 4/15/44	291,279
185,310	Government National Mortgage Association I, 4.000%, 4/15/44	178,434
2,308	Government National Mortgage Association I, 4.000%, 4/15/44	2,235
35,239	Government National Mortgage Association I, 4.000%, 4/15/44	34,279
70,064	Government National Mortgage Association I, 4.000%, 5/15/44	67,568
309,717	Government National Mortgage Association I, 4.000%, 8/15/44	298,223
13,802	Government National Mortgage Association I, 4.000%, 8/15/44	13,255
325,799	Government National Mortgage Association I, 4.000%, 8/15/44	315,320
86,330	Government National Mortgage Association I, 4.000%, 8/15/44	83,164
15,667	Government National Mortgage Association I, 4.000%, 8/15/44	15,197
955,358	Government National Mortgage Association I, 4.000%, 9/15/44	924,626
67,423	Government National Mortgage Association I, 4.000%, 9/15/44	65,404
208,188	Government National Mortgage Association I, 4.000%, 9/15/44	202,432
2,638	Government National Mortgage Association I, 4.000%, 9/15/44	2,553
81,419	Government National Mortgage Association I, 4.000%, 9/15/44	78,570
114,692	Government National Mortgage Association I, 4.000%, 9/15/44	111,570
503,058	Government National Mortgage Association I, 4.000%, 9/15/44	486,875
58,436	Government National Mortgage Association I, 4.000%, 9/15/44	56,121
61Pioneer Strategic Income Fund |  | 6/30/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
33,140	Government National Mortgage Association I, 4.000%, 9/15/44	$ 32,139
68,275	Government National Mortgage Association I, 4.000%, 9/15/44	66,054
592,711	Government National Mortgage Association I, 4.000%, 9/15/44	576,578
1,364,082	Government National Mortgage Association I, 4.000%, 9/15/44	1,313,451
29,300	Government National Mortgage Association I, 4.000%, 10/15/44	28,357
8,481	Government National Mortgage Association I, 4.000%, 11/15/44	8,250
6,405	Government National Mortgage Association I, 4.000%, 11/15/44	6,177
55,657	Government National Mortgage Association I, 4.000%, 11/15/44	54,116
4,190	Government National Mortgage Association I, 4.000%, 11/15/44	4,040
200,932	Government National Mortgage Association I, 4.000%, 12/15/44	195,461
43,076	Government National Mortgage Association I, 4.000%, 12/15/44	41,775
19,509	Government National Mortgage Association I, 4.000%, 12/15/44	18,881
3,698	Government National Mortgage Association I, 4.000%, 12/15/44	3,561
59,448	Government National Mortgage Association I, 4.000%, 12/15/44	57,330
173,445	Government National Mortgage Association I, 4.000%, 1/15/45	167,007
331,168	Government National Mortgage Association I, 4.000%, 1/15/45	318,875
57,860	Government National Mortgage Association I, 4.000%, 1/15/45	55,798
283,995	Government National Mortgage Association I, 4.000%, 1/15/45	273,880
28,718	Government National Mortgage Association I, 4.000%, 2/15/45	28,021
99,178	Government National Mortgage Association I, 4.000%, 2/15/45	96,209
64,580	Government National Mortgage Association I, 4.000%, 2/15/45	62,822
Pioneer Strategic Income Fund |  | 6/30/2362

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
42,312	Government National Mortgage Association I, 4.000%, 2/15/45	$ 40,804
131,972	Government National Mortgage Association I, 4.000%, 2/15/45	127,269
68,528	Government National Mortgage Association I, 4.000%, 4/15/45	66,866
45,935	Government National Mortgage Association I, 4.000%, 5/15/45	44,366
15,626	Government National Mortgage Association I, 4.000%, 7/15/45	15,046
60,853	Government National Mortgage Association I, 4.000%, 9/15/45	58,895
39,301	Government National Mortgage Association I, 4.500%, 9/15/33	38,607
52,385	Government National Mortgage Association I, 4.500%, 10/15/33	51,273
27,424	Government National Mortgage Association I, 4.500%, 4/15/35	26,779
468,157	Government National Mortgage Association I, 4.500%, 3/15/38	461,182
168,052	Government National Mortgage Association I, 4.500%, 1/15/40	165,859
251,423	Government National Mortgage Association I, 4.500%, 6/15/40	248,119
89,067	Government National Mortgage Association I, 4.500%, 9/15/40	87,979
417,978	Government National Mortgage Association I, 4.500%, 11/15/40	412,964
571,813	Government National Mortgage Association I, 4.500%, 6/15/41	564,829
105,633	Government National Mortgage Association I, 4.500%, 6/15/41	103,779
165,441	Government National Mortgage Association I, 4.500%, 7/15/41	162,960
240,597	Government National Mortgage Association I, 4.500%, 8/15/41	235,322
137,956	Government National Mortgage Association I, 5.000%, 9/15/33	139,536
48,823	Government National Mortgage Association I, 5.125%, 10/15/38	48,763
28,797	Government National Mortgage Association I, 5.500%, 7/15/33	29,043
63Pioneer Strategic Income Fund |  | 6/30/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
47,369	Government National Mortgage Association I, 5.500%, 1/15/34	$ 48,058
35,829	Government National Mortgage Association I, 5.500%, 4/15/34	36,563
62,278	Government National Mortgage Association I, 5.500%, 7/15/34	63,479
69,462	Government National Mortgage Association I, 5.500%, 10/15/34	69,912
51,810	Government National Mortgage Association I, 5.500%, 1/15/35	52,525
76,347	Government National Mortgage Association I, 5.500%, 2/15/35	77,908
72,865	Government National Mortgage Association I, 5.500%, 2/15/35	73,161
12,749	Government National Mortgage Association I, 5.500%, 6/15/35	12,848
14,416	Government National Mortgage Association I, 5.500%, 12/15/35	14,471
3	Government National Mortgage Association I, 5.500%, 2/15/37	4
8,687	Government National Mortgage Association I, 5.500%, 3/15/37	8,721
41,686	Government National Mortgage Association I, 5.500%, 3/15/37	41,845
124,797	Government National Mortgage Association I, 5.750%, 10/15/38	125,758
16,497	Government National Mortgage Association I, 5.750%, 10/15/38	16,737
34,326	Government National Mortgage Association I, 6.000%, 8/15/32	35,479
28,127	Government National Mortgage Association I, 6.000%, 1/15/33	29,236
24,486	Government National Mortgage Association I, 6.000%, 2/15/33	25,464
42,404	Government National Mortgage Association I, 6.000%, 2/15/33	43,926
1,856	Government National Mortgage Association I, 6.000%, 3/15/33	1,877
11,844	Government National Mortgage Association I, 6.000%, 3/15/33	12,148
35,529	Government National Mortgage Association I, 6.000%, 3/15/33	36,422
Pioneer Strategic Income Fund |  | 6/30/2364

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
6,050	Government National Mortgage Association I, 6.000%, 5/15/33	$ 6,116
43,249	Government National Mortgage Association I, 6.000%, 5/15/33	43,771
43,061	Government National Mortgage Association I, 6.000%, 5/15/33	43,536
24,249	Government National Mortgage Association I, 6.000%, 6/15/33	24,959
50,113	Government National Mortgage Association I, 6.000%, 6/15/33	51,174
55,586	Government National Mortgage Association I, 6.000%, 7/15/33	56,763
21,905	Government National Mortgage Association I, 6.000%, 7/15/33	22,190
14,915	Government National Mortgage Association I, 6.000%, 9/15/33	15,080
513	Government National Mortgage Association I, 6.000%, 9/15/33	519
58,224	Government National Mortgage Association I, 6.000%, 11/15/33	58,866
13,197	Government National Mortgage Association I, 6.000%, 1/15/34	13,572
109,749	Government National Mortgage Association I, 6.000%, 10/15/37	113,381
130,468	Government National Mortgage Association I, 6.000%, 7/15/38	136,329
3,237	Government National Mortgage Association I, 6.500%, 1/15/29	3,300
367	Government National Mortgage Association I, 6.500%, 5/15/29	374
921	Government National Mortgage Association I, 6.500%, 10/15/31	939
86	Government National Mortgage Association I, 6.500%, 12/15/31	88
777	Government National Mortgage Association I, 6.500%, 2/15/32	799
347	Government National Mortgage Association I, 6.500%, 3/15/32	356
2,559	Government National Mortgage Association I, 6.500%, 5/15/32	2,691
1,973	Government National Mortgage Association I, 6.500%, 6/15/32	2,011
65Pioneer Strategic Income Fund |  | 6/30/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,300	Government National Mortgage Association I, 6.500%, 7/15/32	$ 2,345
1,180	Government National Mortgage Association I, 6.500%, 7/15/32	1,203
843	Government National Mortgage Association I, 6.500%, 8/15/32	859
10,846	Government National Mortgage Association I, 6.500%, 8/15/32	11,057
1,309	Government National Mortgage Association I, 6.500%, 8/15/32	1,336
14,387	Government National Mortgage Association I, 6.500%, 9/15/32	14,668
24,109	Government National Mortgage Association I, 6.500%, 9/15/32	24,580
7,755	Government National Mortgage Association I, 6.500%, 10/15/32	7,906
14,886	Government National Mortgage Association I, 6.500%, 11/15/32	15,231
17,686	Government National Mortgage Association I, 6.500%, 7/15/35	18,031
172	Government National Mortgage Association I, 7.000%, 5/15/29	173
71	Government National Mortgage Association I, 7.000%, 5/15/29	71
155	Government National Mortgage Association I, 7.000%, 5/15/31	154
9,535,788	Government National Mortgage Association II, 3.000%, 5/20/52	8,527,291
526,290	Government National Mortgage Association II, 3.500%, 4/20/45	493,031
899,970	Government National Mortgage Association II, 3.500%, 4/20/45	843,107
392,292	Government National Mortgage Association II, 3.500%, 4/20/45	367,509
988,405	Government National Mortgage Association II, 3.500%, 3/20/46	925,961
12,591,870	Government National Mortgage Association II, 3.500%, 9/20/52	11,620,192
1,942,537	Government National Mortgage Association II, 3.500%, 11/20/52	1,792,639
2,034,689	Government National Mortgage Association II, 4.000%, 10/20/46	1,956,782
Pioneer Strategic Income Fund |  | 6/30/2366

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
911,420	Government National Mortgage Association II, 4.000%, 2/20/48	$ 867,390
1,227,620	Government National Mortgage Association II, 4.000%, 4/20/48	1,168,309
137,039	Government National Mortgage Association II, 4.500%, 12/20/34	136,089
141,178	Government National Mortgage Association II, 4.500%, 1/20/35	140,194
115,376	Government National Mortgage Association II, 4.500%, 3/20/35	114,577
1,072,515	Government National Mortgage Association II, 4.500%, 9/20/41	1,065,028
1,519,794	Government National Mortgage Association II, 4.500%, 9/20/44	1,506,926
660,415	Government National Mortgage Association II, 4.500%, 10/20/44	654,581
1,298,476	Government National Mortgage Association II, 4.500%, 11/20/44	1,287,014
1,755,649	Government National Mortgage Association II, 4.500%, 10/20/52	1,695,106
9,809,770	Government National Mortgage Association II, 5.000%, 12/20/52	9,649,276
35,433	Government National Mortgage Association II, 5.500%, 3/20/34	36,233
1,761	Government National Mortgage Association II, 5.500%, 10/20/37	1,755
2,946,913	Government National Mortgage Association II, 5.500%, 12/20/52	2,934,874
14,032	Government National Mortgage Association II, 6.000%, 5/20/32	14,504
51,848	Government National Mortgage Association II, 6.000%, 10/20/33	54,238
51	Government National Mortgage Association II, 6.500%, 1/20/28	52
1,057	Government National Mortgage Association II, 7.000%, 1/20/29	1,075
95,000,000	U.S. Treasury Bonds, 2.250%, 2/15/52	68,652,344
67Pioneer Strategic Income Fund |  | 6/30/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
107,000,000	U.S. Treasury Bonds, 2.875%, 5/15/52	$ 88,672,071
69,170,000	U.S. Treasury Notes, 3.500%, 2/15/33	67,375,903
	Total U.S. Government and Agency Obligations (Cost $785,521,834)	$751,999,175

	SHORT TERM INVESTMENTS — 6.9% of Net Assets
	Repurchase Agreements — 2.1%
70,000,000	Bank of America, 5.06%, dated 6/30/23, to be purchased on 7/3/23 for $70,029,517, collateralized by $71,400,038 U.S. Treasury Note, 1.375%, 12/31/28	$ 70,000,000
		$70,000,000

Shares
	Open-End Fund — 4.8%
161,702,375(l)	Dreyfus Government Cash Management, Institutional Shares, 5.00%	$ 161,702,375
		$161,702,375

	TOTAL SHORT TERM INVESTMENTS (Cost $231,702,375)	$231,702,375

Number of Contracts	Description	Counterparty	Amount	Strike Price	Expiration Date
	Over The Counter (OTC) Currency Put Options Purchased — 0.1%
35,150,000	Put EUR/Call USD	Citibank NA	EUR 740,169	EUR 1.02	11/28/23	$56,111
84,500,000	Put USD / Call JPY	Goldman Sachs & Co.	USD 3,211,592	USD 125.00	1/5/24	362,404
84,500,000	Put USD/Call JPY - GS	Goldman Sachs & Co.	USD 2,758,080	USD 141.00	1/5/24	2,733,575
	Total Over The Counter (OTC) Currency Put Options Purchased (Premiums paid $ 6,709,841)					$3,152,090

	TOTAL OPTIONS PURCHASED (Premiums paid $ 6,709,841)					$3,152,090

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 98.5% (Cost $3,686,597,090)					$3,273,215,118
Pioneer Strategic Income Fund |  | 6/30/2368

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Number of Contracts	Description	Counterparty	Amount	Strike Price	Expiration Date	Value
	Over The Counter (OTC) Currency Call Option Written — (0.0%)†
35,150,000	Call EUR/Put USD	Citibank NA	EUR 740,169	EUR 1.10	11/28/23	$(617,221)
	Total Over The Counter (OTC) Currency Call Option Written (Premiums received $740,169)					$(617,221)

	OTHER ASSETS AND LIABILITIES — 1.5%					$48,617,023
	net assets — 100.0%					$3,321,214,920

(TBA)	“To Be Announced” Securities.
bps	Basis Points.
CMT	Constant Maturity Treasury Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
FRESB	Freddie Mac Multifamily Small Balance Certificates.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
REMICs	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At June 30, 2023, the value of these securities amounted to $1,712,321,084, or 51.6% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at June 30, 2023.
(b)	Non-income producing security.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at June 30, 2023.
(d)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(e)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at June 30, 2023.
(f)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(g)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(h)	Security is perpetual in nature and has no stated maturity date.
(i)	Security is in default.
(j)	Issued as participation notes.
(k)	Issued as preference shares.
69Pioneer Strategic Income Fund |  | 6/30/23

(l)	Rate periodically changes. Rate disclosed is the 7-day yield at June 30, 2023.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR or SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at June 30, 2023.
†	Amount rounds to less than 0.1%.
+	Security is valued using significant unobservable inputs (Level 3).
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Adare Re 2022-2	10/20/2022	$1,800,000	$1,880,182
Ailsa Re 2022	6/30/2022	1,208,550	1,294,466
Alamo Re	4/12/2023	750,000	735,150
Alturas Re 2020-3	7/1/2020	—	—
Alturas Re 2021-2	2/16/2021	137,935	—
Alturas Re 2021-3	8/16/2021	55,761	29,998
Alturas Re 2022-2	1/18/2022	1,074,928	1,051,813
Aquila Re I	5/10/2023	750,000	746,625
Atlas Capital	5/17/2023	1,250,000	1,260,000
Ballybunion Re 2020	12/31/2019	411,732	677,844
Ballybunion Re 2021-3	8/2/2021	71,590	76,157
Ballybunion Re 2022	3/9/2022	2,408	28,550
Ballybunion Re 2022-2	8/9/2022	3,000,000	3,046,529
Ballybunion Re 2022-3	8/5/2022	3,500,000	3,621,129
Ballybunion Re 2023	3/20/2023	3,000,000	3,084,786
Bantry Re 2021	1/11/2021	64,034	7,864
Bantry Re 2022	2/2/2022	243,345	383,365
Bantry Re 2023	1/12/2023	5,000,000	5,425,000
Berwick Re 2019-1	12/31/2018	1,188,696	1,586,698
Berwick Re 2020-1	9/24/2020	—	200
Berwick Re 2022	12/28/2021	218,255	223,155
Berwick Re 2023	2/1/2023	3,500,000	3,762,500
Bonanza Re	12/15/2020	750,000	644,475
Bonanza Re	3/11/2022	250,000	210,300
Bonanza Re	1/6/2023	250,000	247,525
Cape Lookout Re	4/14/2023	1,000,000	1,008,000
Carnoustie Re 2020	7/16/2020	44,162	201,824
Clarendon Re 2023	3/20/2023	916,657	982,780
Commonwealth Re	6/15/2022	750,000	739,950
Denning Re 2022	7/11/2022	1,465,241	1,552,214
Easton Re Pte	12/15/2020	900,000	890,010
Eden Re II	12/23/2019	578,472	250,600
Eden Re II	1/25/2021	524,241	295,777
Eden Re II	1/21/2022	761,001	529,998
Eden Re II	1/17/2023	3,000,000	3,056,700
FloodSmart Re	2/16/2021	1,000,000	937,900
Pioneer Strategic Income Fund |  | 6/30/2370

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
FloodSmart Re	2/14/2022	$1,500,000	$1,417,950
Formby Re 2018	7/9/2018	5,438	56,041
Four Lakes Re	11/5/2020	1,500,000	1,461,750
Four Lakes Re	11/5/2020	1,500,000	1,460,550
Four Lakes Re	12/15/2021	500,000	470,900
Gamboge Re	4/24/2023	4,014,656	4,257,201
Gateway Re	2/3/2023	500,000	516,500
Gateway Re II	4/13/2023	250,000	247,400
Gleneagles Re 2021	1/13/2021	22,875	125
Gleneagles Re 2022	1/18/2022	578,842	617,905
Gullane Re 2018	3/26/2018	—	129,294
Gullane Re 2023	1/20/2023	5,318,293	5,745,264
Harambee Re 2018	12/19/2017	63,696	—
Harambee Re 2019	12/20/2018	—	8,500
Harambee Re 2020	2/27/2020	—	42,600
Herbie Re	10/19/2020	500,000	483,050
Integrity Re	5/9/2022	500,000	450,000
Integrity Re	3/23/2023	1,250,000	1,236,000
International Bank for Reconstruction & Development	2/28/2020	250,000	248,925
Isosceles Insurance 2021	6/25/2021	1,500,000	1,496,250
Isosceles Re 2022	8/11/2022	1,637,377	1,748,250
Kilimanjaro III Re	6/15/2022	1,000,000	985,100
Lightning Re	3/20/2023	1,000,000	1,028,000
Limestone Re 2019-2B	6/20/2018	1,675	—
Limestone Re 2020-1	12/15/2016	—	—
Limestone Re 2020-1	12/27/2019	—	—
Lion Rock Re 2020	3/27/2020	—	—
Lion Rock Re 2021	3/1/2021	214,229	104,650
Locke Tavern Re	3/23/2023	1,000,000	1,004,700
Long Point Re IV	5/13/2022	2,500,000	2,481,250
Lorenz Re 2019	7/10/2019	478,003	28,252
Matterhorn Re	12/15/2021	250,000	223,200
Matterhorn Re	3/10/2022	1,750,000	1,659,700
Matterhorn Re	3/10/2022	750,000	712,425
Merion Re 2018-2	12/28/2017	—	594,865
Merion Re 2021-2	12/28/2020	2,448,846	1,768,500
Merion Re 2022-2	3/1/2022	6,551,154	6,211,224
Merion Re 2023-1	1/11/2023	441,808	482,229
Mona Lisa Re	12/30/2022	800,000	844,800
Mystic Re IV	12/16/2022	2,900,000	2,868,680
Northshore Re II	12/2/2020	500,000	494,000
Northshore Re II	6/22/2022	500,000	500,800
Oakmont Re 2020	12/3/2020	—	—
Oakmont Re 2022	5/9/2022	805,153	1,100,769
Old Head Re 2022	1/6/2022	188,288	125,000
Old Head Re 2023	1/11/2023	168,991	215,361
Pangaea Re 2022-3	6/15/2022	2,500,000	2,700,630
Pangaea Re 2023-1	1/23/2023	4,250,000	4,568,750
71Pioneer Strategic Income Fund |  | 6/30/23

Restricted Securities	Acquisition date	Cost	Value
Phoenician Re	12/1/2021	$750,000	$734,325
Phoenix 3 Re 2023-3	12/21/2020	896,560	1,060,000
Pine Valley Re 2023	1/24/2023	446,865	23,780
Porthcawl Re 2023	1/23/2023	197,811	229,890
Portrush Re 2017	6/12/2017	1,687,366	467,940
Portsalon Re 2022	7/15/2022	323,453	366,768
Queen Street 2023 Re	5/12/2023	2,500,000	2,505,750
Residential Re	10/30/2020	1,500,000	1,430,100
Residential Re	10/30/2020	1,250,000	1,189,375
Residential Re	11/22/2022	1,500,000	1,492,200
RosaPenna Re 2022	8/26/2022	1,515,000	1,606,657
Sakura Re	12/22/2022	500,000	533,050
Sanders Re II	3/1/2022	2,250,000	2,134,800
Sanders Re III	11/30/2022	750,000	767,850
Sanders Re III	3/24/2023	250,000	246,250
Sector Re V	4/23/2019	245,399	181,620
Sector Re V	5/1/2019	3,608	87,130
Sector Re V	12/4/2019	2,512	258,195
Sector Re V	1/1/2020	4,127	268,518
Sector Re V	1/5/2022	55,079	316,677
Sector Re V	5/19/2022	2,750	262,150
Sector Re V	5/19/2022	9,179	38,481
Sector Re V	12/30/2022	2,698,893	2,889,165
Sussex Re	12/7/2020	750,000	716,850
Sussex Re 2020-1	1/21/2020	—	4,693
Sussex Re 2021-1	1/26/2021	24,696	32,800
Thopas Re 2019	12/21/2018	—	9,900
Thopas Re 2020	12/30/2019	—	—
Thopas Re 2021	12/30/2020	—	80,500
Thopas Re 2022	2/15/2022	—	—
Thopas Re 2023	2/15/2023	3,192,294	3,465,235
Torricelli Re 2021	7/2/2021	—	89,076
Torricelli Re 2022	7/26/2022	3,000,000	3,326,838
Ursa Re	4/12/2023	500,000	503,600
Ursa Re II	10/8/2020	3,000,000	2,978,700
Veraison Re	12/14/2022	500,000	526,950
Viribus Re 2018	12/22/2017	26,397	—
Viribus Re 2019	12/27/2018	—	25,915
Viribus Re 2020	3/12/2020	421,904	142,815
Viribus Re 2022	4/18/2022	—	123,000
Viribus Re 2023	2/2/2023	1,500,000	1,740,450
Vitality Re XI	1/31/2020	499,414	493,250
Vitality Re XIII	1/4/2023	1,916,372	1,957,000
Vitality Re XIV	1/25/2023	2,500,000	2,559,750
Vitality Re XIV	1/25/2023	400,000	399,840
Walton Health Re 2019	7/18/2019	91,391	158,410
Walton Health Re 2022	7/13/2022	1,124,693	1,409,280
Pioneer Strategic Income Fund |  | 6/30/2372

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Woburn Re 2018	3/20/2018	$552,600	$40,315
Woburn Re 2019	1/30/2019	490,351	612,596
Total Restricted Securities			$133,755,838
% of Net assets			4.0%
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	28,029,000	USD	31,049,573	Brown Brothers Harriman & Co.	7/25/23	$(424,705)
AUD	38,545,000	USD	25,593,957	Citibank NA	8/25/23	124,074
INR	1,791,850,000	USD	21,681,812	Citibank NA	7/27/23	129,763
USD	5,488,256	CAD	7,465,000	Citibank NA	8/2/23	(149,716)
USD	14,898,217	IDR	223,950,000,000	Goldman Sachs & Co.	9/27/23	29,388
EUR	16,310,168	SEK	185,000,000	HSBC Bank USA NA	7/26/23	84,389
EUR	30,938,783	PLN	140,690,000	HSBC Bank USA NA	8/24/23	(65,926)
PLN	140,690,000	EUR	30,938,783	HSBC Bank USA NA	8/24/23	720,171
PLN	36,200,000	USD	8,657,437	HSBC Bank USA NA	8/25/23	220,938
SEK	185,000,000	EUR	16,310,168	HSBC Bank USA NA	7/26/23	(731,900)
USD	24,782,021	EUR	22,846,000	JPMorgan Chase Bank NA	8/25/23	(216,887)
USD	62,861,403	EUR	57,500,000	JPMorgan Chase Bank NA	9/28/23	(170,384)
USD	40,839,055	MXN	710,045,000	JPMorgan Chase Bank NA	9/29/23	63,109
AUD	26,560,000	NZD	28,867,960	State Street Bank & Trust Co.	9/29/23	(29,644)
EUR	4,537,774	PLN	375,000,000	State Street Bank & Trust Co.	7/27/23	(26,973)
EUR	710,045,000	SEK	40,806,012	State Street Bank & Trust Co.	9/29/23	(30,065)
NZD	25,517,500	AUD	28,162,491	State Street Bank & Trust Co.	7/25/23	(281,722)
NZD	28,867,960	AUD	26,560,000	State Street Bank & Trust Co.	9/29/23	57,759
USD	4,899,659	GBP	3,845,000	State Street Bank & Trust Co.	9/26/23	15,602
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$(682,729)
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
252	U.S. 2 Year Note (CBT)	9/29/23	$51,463,741	$51,242,625	$(221,116)
4,534	U.S. 5 Year Note (CBT)	9/29/23	493,214,858	485,563,062	(7,651,796)
73Pioneer Strategic Income Fund |  | 6/30/23

Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
450	U.S. 10 Year Ultra Bond (CBT)	9/20/23	$53,553,891	$53,296,875	$(257,016)
1,425	U.S. Long Bond (CBT)	9/20/23	180,784,514	180,841,406	56,892
806	U.S. Ultra Bond (CBT)	9/20/23	109,118,817	109,792,312	673,495
			$888,135,821	$880,736,280	$(7,399,541)
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
650	Euro-Bund	9/7/23	$(95,884,942)	$(94,859,107)	$1,025,835
106	U.S. 10 Year Note (CBT)	9/20/23	(12,108,887)	(11,900,157)	208,730
			$(107,993,829)	$(106,759,264)	$1,234,565
TOTAL FUTURES CONTRACTS			$780,141,992	$773,977,016	$(6,164,976)
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized (Depreciation)	Market Value
610,260,000	Markit CDX North America High Yield Index Series 40	Pay	5.00%	6/20/28	$(8,068,276)	$(9,884,705)	$(17,952,981)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$(8,068,276)	$(9,884,705)	$(17,952,981)
TOTAL SWAP CONTRACTS					$(8,068,276)	$(9,884,705)	$(17,952,981)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
AUD	— Australia Dollar
CAD	— Canada Dollar
EUR	— Euro
GBP	— Great British Pound
Pioneer Strategic Income Fund |  | 6/30/2374

Schedule of Investments  |  6/30/23
(unaudited) (continued)
IDR	— Indonesian Rupiah
INR	— Indian Rupee
KZT	— Kazakhstan Tenge
MXN	— Mexican Peso
NZD	— New Zealand Dollar
PLN	— Poland Zloty
SEK	— Sweden Krona
USD	— United States Dollar
UZS	— Uzbekistan Som
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of June 30, 2023, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$18,177,144	$—	$18,177,144
Common Stocks
Household Durables	773	—	—	773
Oil, Gas & Consumable Fuels	2,809	956,548	—	959,357
Paper & Forest Products	—	—	—*	—*
Passenger Airlines	—	—	1,497,587	1,497,587
Asset Backed Securities	—	236,838,827	—	236,838,827
Collateralized Mortgage Obligations	—	454,024,104	—	454,024,104
Commercial Mortgage-Backed Securities	—	214,081,893	—	214,081,893
Convertible Corporate Bonds	—	24,572,926	—	24,572,926
Corporate Bonds
Pharmaceuticals	—	8,496,487	—*	8,496,487
All Other Corporate Bonds	—	1,055,822,650	—	1,055,822,650
Convertible Preferred Stock	36,064,512	—	—	36,064,512
Preferred Stock	86,574	—	—	86,574
Insurance-Linked Securities
Collateralized Reinsurance
Earthquakes – California	—	—	1,880,182	1,880,182
Multiperil – Massachusetts	—	—	3,213,448	3,213,448
75Pioneer Strategic Income Fund |  | 6/30/23

	Level 1	Level 2	Level 3	Total
Multiperil – U.S.	$—	$—	$14,792,196	$14,792,196
Multiperil – Worldwide	—	—	3,626,730	3,626,730
Windstorm – Florida	—	—	2,272,231	2,272,231
Windstorm – U.S. Regional	—	—	2,597,019	2,597,019
Reinsurance Sidecars
Multiperil – U.S.	—	—	252,924	252,924
Multiperil – Worldwide	—	—	55,735,853	55,735,853
All Other Insurance-Linked Securities	—	49,385,255	—	49,385,255
Foreign Government Bonds	—	101,982,806	—	101,982,806
U.S. Government and Agency Obligations	—	751,999,175	—	751,999,175
Repurchase Agreements	—	70,000,000	—	70,000,000
Open-End Fund	161,702,375	—	—	161,702,375
Over The Counter (OTC) Currency Put Options Purchased	—	3,152,090	—	3,152,090
Total Investments in Securities	$197,857,043	$2,989,489,905	$85,868,170	$3,273,215,118
Other Financial Instruments
Over The Counter (OTC) Currency Call Option Written	$—	$(617,221)	$—	$(617,221)
Net unrealized depreciation on forward foreign currency exchange contracts	—	(682,729)	—	(682,729)
Net unrealized depreciation on futures contracts	(6,164,976)	—	—	(6,164,976)
Swap contracts, at value	—	(17,952,981)	—	(17,952,981)
Total Other Financial Instruments	$(6,164,976)	$(19,252,931)	$—	$(25,417,907)
*	Securities valued at $0.
Pioneer Strategic Income Fund |  | 6/30/2376

Schedule of Investments  |  6/30/23
(unaudited) (continued)
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
	Common Stocks	Corporate Bonds	Insurance- Linked Securities	Total
Balance as of 9/30/22	$137,204	—	$115,676,428	$115,813,632
Realized gain (loss)	(127,683)	—	(6,037,321)	(6,165,004)
Changed in unrealized appreciation (depreciation)	536,576	—	3,534,503	4,071,079
Return of capital	—	—	(27,883,648)	(27,883,648)
Purchases	—	—**	40,525,948	40,525,948
Sales	(155,874)	—	(41,445,327)	(41,601,201)
Transfers in to Level 3*	1,107,364	—	—	1,107,364
Transfers out of Level 3*	—	—	—	—
Balance as of 6/30/23	$1,497,587	—**	$84,370,583	$85,868,170
*	Transfers are calculated on the beginning of period values. During the nine months ended June 30, 2023, a security valued at $1,107,364 was transferred from Level 2 to Level 3, due to valuing the security using unobservable inputs. Therewere no other transfers in or out of Level 3 during the period.
**	Securities valued at $0.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at June 30, 2023:	$3,813,254
77Pioneer Strategic Income Fund |  | 6/30/23